       As filed with the Securities and Exchange Commission on February 27, 2004
                                                      Registration No. 333-19725
                                                      Registration No. 811-08017
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                      -------------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
                          Pre-Effective Amendment No.                  [ ]
                          Post-Effective Amendment No. 13              [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
                          Pre-Effective Amendment No.                  [ ]
                          Post-Effective Amendment No. 29              [X]

                        (Check appropriate box or boxes)

                      -------------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                           (Exact Name of Registrant)

                  ANNUITY INVESTORS LIFE ASSURANCE COMPANY (R)
                               (Name of Depositor)

                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (800) 789-6771

                      -------------------------------------

                                             Copy to:
MARK F. MUETHING, ESQ.                       JOHN P. GRUBER, ESQ.
Executive Vice President,                    Vice President
 General Counsel and Secretary               Annuity Investors Life Insurance
Annuity Investors Life Insurance              Company
 Company                                     P.O. Box 5423
P.O. Box 5423                                Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)

                      -------------------------------------

        Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b) of rule 485

     [ ] on (date) pursuant to paragraph (b) of Rule 485

     [XX] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                                    333-19725


                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(a)

      FORM N-4 PART A ITEM NO.                        HEADING IN PROSPECTUS
      ------------------------                        ---------------------
1.     Cover Page                            Cover Page

2.     Definitions                           Definitions; Glossary of Financial Terms

3.     Synopsis                              Overview

4.     Condensed Financial Information

       (a)  Accumulation Unit Values         Condensed Financial Information

       (b)  Performance Information          Performance Information

       (c)  Financial Statements             Financial Statements

5.     General Description of Registrant,
       Depositor and Portfolio Companies

       (a)  Depositor                        Annuity Investors Life Insurance Company (R)

       (b)  Registrant                       The Separate Account

       (c)  Portfolio Company                The Portfolios

       (d)  Prospectus                       The Portfolios

       (e)  Voting                           Voting Rights

6.     Deductions and Expenses

       (a)  Deductions                       Charges and Deductions

       (b)  Sales load                       Not Applicable

       (c)  Special purchase plans           Not Applicable

       (d)  Commissions                      Great American Advisors(TM), Inc.

       (e)  Portfolio expenses               Fee Table

       (f)  Operating expenses               Fee Table

7.     Contracts

       (a)  Persons with Rights              Persons with Rights Under a Contract; Voting
                                             Rights

       (b)  (i)     Allocations of Premium   Purchase Payments
            Payments

            (ii)    Transfers                Transfers

            (iii)   Exchanges                Additions, Deletions or Substitutions

      FORM N-4 PART A ITEM NO.                        HEADING IN PROSPECTUS
      ------------------------                        ---------------------
       (c)  Changes in contracts or          Additions, Deletions or Substitutions
            operations

       (d)  Inquiries                        How Do I Contact the Company?

8.     Annuity Period                        Benefit Payment Period

9.     Death Benefit                         Death Benefit

10.    Purchases and Contract Values

       (a)  Purchases                        Purchase Payments, Investment Options -
                                             Allocations; Account Value; Glossary of
                                             Financial Terms

       (b)  Valuation                        Account Value; Definitions; Glossary of
                                             Financial Terms; Charges and Deductions

       (c)  Daily Calculation                Account Value; Accumulation Units;
                                             Definitions; Glossary of Financial Terms

       (d)  Underwriter                      Great American Advisors(SM), Inc.

11.    Redemptions

       (a)  By Owner                         Surrenders and Withdrawals

            By Annuitant                     Not Applicable

       (b)  Texas Optional Retirement        Texas Optional Retirement Program
            Program

       (c)  Check Delay                      Surrenders and Withdrawals

       (d)  Involuntary Redemption           Termination

       (e)  Free Look                        Right to Cancel

12.    Taxes                                 Federal Tax Matters

13.    Legal Proceedings                     Legal Proceedings

14.    Table of Contents for Statement of    Statement of Additional Information
       Additional Information

      FORM N-4 PART B ITEM NO.                  HEADING IN SAI OR PROSPECTUS
      ------------------------                  ----------------------------
15.    Cover Page                            Cover Page

16.    Table of Contents                     Table of Contents

17.    General Information and History       General Information and History

18.    Services

      FORM N-4 PART B ITEM NO.                  HEADING IN SAI OR PROSPECTUS
      ------------------------                  ----------------------------
       (a)  Fees and Expenses of Registrant  (Prospectus) Fee Table

       (b)  Management-Contracts             Not Applicable

       (c)  Custodian                        Not Applicable

            Independent Auditors             Experts

       (d)  Assets of Registrant             Not Applicable

       (e)  Affiliated Person                Not Applicable

       (f)  Principal Underwriter            Not Applicable

19.    Purchase of Securities Being Offered  (Prospectus) Great Advisors, Inc.

       Offering Sales Load                   Not Applicable

20.    Underwriters                          (Prospectus) Great American Advisors, Inc.

21.    Calculation of Performance Data

       (a)  Money Market Funded              Money Market Subaccount Standardized Yield
       Subaccounts                           Calculation

       (b)  Other Subaccounts                Not Applicable

22.    Annuity Payments                      (Prospectus) Fixed Dollar Benefit; Variable
                                             Dollar Benefit; (SAI) Benefits Units-Transfer
                                             Formulas

23.    Financial Statements                  Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT B
PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2004


This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the "Contracts". Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account B (the "Separate Account"). The Contracts currently offer 33 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-           PBHG INSURANCE SERIES FUND
Initial Shares                                                -PBHG Growth II Portfolio
                                                              -PBHG Large Cap Growth Portfolio
DREYFUS STOCK INDEX FUND-Initial Shares                       -PBHG Mid-Cap Portfolio
                                                              -PBHG Select Value Portfolio
DREYFUS VARIABLE INVESTMENT FUND                              -PBHG Technology & Communications Portfolio
-Dreyfus VIF Appreciation Portfolio-Initial Shares
-Dreyfus VIF Developing Leaders Portfolio-Initial Shares      SCUDDER VIT FUNDS
-Dreyfus VIF Growth and Portfolio-Initial Shares              -Scudder VIT EAFE(R) Equity Index Fund
-Dreyfus Money Market Portfolio                               -Scudder VIT Small Cap Index Fund

INVESCO VARIABLE INVESTMENT FUNDS, INC.                       STRONG OPPORTUNITY FUND II
-INVESCO VIF-Core Equity Fund
-INVESCO VIF-Dynamics Fund                                    STRONG VARIABLE INSURANCE FUNDS
-INVESCO VIF-Financial Services Fund                          -Strong VIF Mid Cap Growth Fund II
-INVESCO VIF-Health Sciences Fund
-INVESCO VIF-High Yield Fund                                  THE TIMOTHY PLAN VARIABLE SERIES
-INVESCO VIF-Small Company Growth Fund                        -The Timothy Plan Conservative Growth Variable Series
                                                              -The Timothy Plan Strategic Growth Variable Series

JANUS ASPEN SERIES
-Janus Aspen Series Balanced Portfolio Institutional Shares   VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-Janus Aspen Series Capital Appreciation Portfolio Inst.      -Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Shares                                                        -Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I
-Janus Aspen Series Growth Portfolio Institutional Shares     -Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Janus Aspen Series International Growth Portfolio Inst.      -Van Kampen UIF Value Portfolio-Class I
Shares
-Janus Aspen Series Mid Cap Growth Portfolio Inst. Shares
-Janus Aspen Series Worldwide Growth Portfolio Inst. Shares

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information ("SAI"), dated May 1, 2004, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's web site: http://www.sec.gov. The registration number is 333-19725. The table of contents for the SAI is printed on the last page of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-    THE CONTRACTS ARE  OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
     UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                                TABLE OF CONTENTS

DEFINITIONS.....................................................................       1
OVERVIEW........................................................................       2
   What is the Separate Account?................................................       2
   What Are the Contracts?......................................................       2
   How Do I Purchase or Cancel a Contract?......................................       2
   Will Any Penalties or Charges Apply If I Make Withdrawals or
     Surrender a Contract?......................................................       2
   What Other Charges and Deductions Apply to the Contract?.....................       3
   How Do I Contact the Company?................................................       3
EXPENSE TABLES..................................................................       3
   Contract Owner Transaction Expenses..........................................       3
   Annual Contract Maintenance Fee..............................................       3
   Separate Account Annual Expenses.............................................       3
   Total Annual Portfolio Operating Expenses....................................       4
   Portfolio Annual Expenses (Before Expense Reimbursement) - [TO BE UPDATED]...       4
   Examples.....................................................................       6
CONDENSED FINANCIAL INFORMATION.................................................       7
   Financial Statements.........................................................      12
   Performance Information......................................................      12
      Yield Data................................................................      12
      Total Return Data.........................................................      12
      Other Performance Measures................................................      13
PORTFOLIOS......................................................................      14
   Dreyfus Portfolios...........................................................      14
   INVESCO Variable Investment Funds, Inc.......................................      15
   Janus Aspen Series...........................................................      16
   PBHG Insurance Series Fund...................................................      17
   Scudder Investments VIT Funds................................................      18
   Strong Portfolios............................................................      19
   The Timothy Plan Variable Series.............................................      19
   Van Kampen-The Universal Institutional Funds, Inc............................      20
   Additions, Deletions, or Substitutions.......................................      21
   Voting Rights................................................................      21
ANNUITY INVESTORS LIFE INSURANCE COMPANY........................................      22
THE SEPARATE ACCOUNT............................................................      22
GREAT AMERICAN ADVISORS, INC....................................................      23
CHARGES AND DEDUCTIONS..........................................................      23
   Charges and Deductions By the Company........................................      23
      Contingent Deferred Sales Charge ("CDSC").................................      24
      Contract Maintenance Fee..................................................      24
      Transfer Fee..............................................................      25
      Administration Charge.....................................................      25
      Mortality and Expense Risk Charge.........................................      25
      Premium Taxes.............................................................      26
      Discretionary Waivers of Charges..........................................      26
   Expenses of the Portfolios...................................................      26
THE CONTRACTS...................................................................      26
   Right to Cancel..............................................................      26
   Persons With Rights Under a Contract.........................................      27
ACCUMULATION PERIOD.............................................................      28
   Account Statements...........................................................      28
   Account Value................................................................      28
      Accumulation Units........................................................      28
   Successor Owner Election.....................................................      28
   Purchase Payments............................................................      29

   Investment Options--Allocations..............................................      29
      Principal Guarantee Program...............................................      30
      Renewal of Fixed Account Guarantee Options................................      30
   Transfers....................................................................      30
      Automatic Transfer Programs...............................................      32
      Telephone, Facsimile or Internet Transfers................................      33
      Termination of Automatic Transfer Programs................................      33
      Other Restrictions on Transfers...........................................      33
   Surrender and Withdrawals....................................................      34
      Free Withdrawal Privilege.................................................      34
      Long-Term Care Waiver Rider...............................................      34
      Systematic Withdrawal.....................................................      35
   Contract Loans...............................................................      35
   Termination..................................................................      35
BENEFIT PAYMENT PERIOD..........................................................      36
   Annuity Benefit..............................................................      36
   Death Benefit................................................................      36
      Death Benefit Amount......................................................      36
      Death Benefit Amount (Version 1)..........................................      36
      Death Benefit Amount (Version 2)..........................................      37
      Death Benefit Amount (Version 3)..........................................      38
   Payment of Benefits..........................................................      39
   Settlement Options...........................................................      39
   Calculation of Fixed Dollar Benefit Payments.................................      39
   Calculation of Variable Dollar Benefit Payments..............................      40
   Commuted Values..............................................................      40
FEDERAL TAX MATTERS.............................................................      40
   Tax Deferral on Annuities....................................................      41
   Tax-Qualified Retirement Plans...............................................      41
      Individual Retirement Annuities...........................................      41
      Roth IRAs.................................................................      41
      Tax-Sheltered Annuities...................................................      41
      Texas Optional Retirement Program.........................................      42
      Texas Teachers Retirement System..........................................      42
      Pension and Profit Sharing Plans..........................................      42
      Governmental Deferred Compensation Plans..................................      42
   Nonqualified Deferred Compensation Plans.....................................      42
   Summary of Income Tax Rules..................................................      43
GLOSSARY OF FINANCIAL TERMS.....................................................      44
THE REGISTRATION STATEMENT......................................................      45
OTHER INFORMATION AND NOTICES...................................................      45
   Householding - Revocation of Consent.........................................      45
   Electronic Delivery of Required Documents....................................      45
   Legal Proceedings............................................................      45
STATEMENT OF ADDITIONAL INFORMATION.............................................      46

                                   DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

ACCUMULATION PERIOD

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT

A share of a Subaccount that an Owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

ANNUITY COMMENCEMENT DATE

The first day of the first payment interval for which an annuity benefit payment is to be made. For tax qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner's 70th birthday. For non-tax qualified forms, the Annuity Commencement Date is generally the Owner's 85th birthday, or five years after the Contract's effective date, if later.

BENEFIT PAYMENT PERIOD

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT


A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.


BENEFIT UNIT VALUE

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE


The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.


NET ASSET VALUE

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

NET INVESTMENT FACTOR

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.


OWNER

For purposes of this prospectus, references to Owner means the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself).


VALUATION DATE

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

VALUATION PERIOD

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

                                    OVERVIEW

WHAT IS THE SEPARATE ACCOUNT?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.


WHAT ARE THE CONTRACTS?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.


During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

HOW DO I PURCHASE OR CANCEL A CONTRACT?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.


WILL ANY PENALTIES OR CHARGES APPLY IF I MAKE WITHDRAWALS OR SURRENDER
A CONTRACT?

A contingent deferred sales charge ("CDSC") may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. The CDSC will be waived in its entirety following the tenth Contract Anniversary for Contracts issued pursuant to Internal Revenue Code 403(b), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrenders and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?


Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-    a transfer fee for certain transfers among investment options;

- an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

- an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

-    premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2003 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.


HOW DO I CONTACT THE COMPANY?

Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please
include the Contract number and the Owner's name. You may also contact us through our web site, www.annuityinvestors.com.

                                 EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.


The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdrawal amounts from the Contract, surrender the Contract, or transfer cash value between investment options. Premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge
   (applies to purchase payments only)                                 7%
Maximum Transfer Fee                                                 $30
Current Transfer Fee (applies to transfers in excess
   of 12 in any contract year)                                       $25


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT MAINTENANCE FEE                                      $30


SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of the average value of the Owner's interest in the Subaccounts)


                                                                                ENHANCED CONTRACTS
                                                 STANDARD         ENHANCED      WITH ADMINISTRATION
                                                 CONTRACTS        CONTRACTS        CHARGE WAIVED
Mortality and Expense Risk Charge                  1.25%            0.95%              0.95%
Administration Charge                              0.15%            0.15%              0.00%
                                                   ----             ----               ----
Total Separate Account Annual Expenses             1.40%            1.10%              0.95%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)

                  Minimum: ____%                     Maximum: _____%

PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT) - [TO BE UPDATED]

                                                                                                              TOTAL
                                                                              MANAGEMENT       OTHER         ANNUAL
                            PORTFOLIO                                            FEES         EXPENSES      EXPENSES(1)
                            ---------                                            ----         --------      -----------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares                0.75           0.05           0.80
Dreyfus Stock Index Fund-Initial Shares                                          0.25           0.02           0.27
Dreyfus VIF Appreciation Portfolio-Initial Shares                                0.75           0.03           0.78
Dreyfus VIF Developing Leaders Portfolio-Initial Shares                          0.75           0.06           0.81
Dreyfus VIF Growth and Income Portfolio-Initial Shares                           0.75           0.05           0.80
Dreyfus VIF Money Market Portfolio                                               0.50           0.06           0.56
INVESCO VIF-Core Equity Fund                                                     0.75           0.37           1.12
INVESCO VIF-Dynamics Fund                                                        0.75           0.37           1.12
INVESCO VIF-Financial Services Fund                                              0.75           0.34           1.09
INVESCO VIF-Health Sciences Fund                                                 0.75           0.32           1.07
INVESCO VIF-High Yield Fund                                                      0.60           0.45           1.05
INVESCO VIF-Small Company Growth Fund (2)                                        0.75           0.56           1.31
Janus Aspen Series Balanced Portfolio Institutional Shares                       0.65           0.02           0.67
Janus Aspen Series Capital Appreciation Portfolio Institutional Shares           0.65           0.02           0.67
Janus Aspen Series Growth Portfolio Institutional Shares                         0.65           0.02           0.67
Janus Aspen Series International Growth Portfolio Institutional Shares           0.65           0.09           0.74
Janus Aspen Series Mid Cap Growth Portfolio Institutional Shares                 0.65           0.02           0.67
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares               0.65           0.05           0.70
PBHG Growth II Portfolio                                                         0.85           0.27           1.12
PBHG Large Cap Growth Portfolio                                                  0.75           0.30           1.05
PBHG Mid-Cap Portfolio (3)                                                       0.85           0.62           1.47
PBHG Select Value Portfolio                                                      0.65           0.22           0.87
PBHG Technology & Communications Portfolio                                       0.85           0.23           1.08
Scudder VIT EAFE(R)Equity Index Fund (4)                                         0.45           0.47           0.92
Scudder VIT Small Cap Index Fund (4)                                             0.35           0.26           0.61
Strong Opportunity Fund II (5)                                                   0.75           0.63           1.38
Strong VIF Mid Cap Growth Fund II (5)                                            0.75           0.72           1.47
The Timothy Plan Conservative Growth Variable Series (6)                         0.10           2.99           3.09
The Timothy Plan Strategic Growth Variable Series (6)                            0.10           5.04           5.14
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (7)                      0.40           0.33           0.73
Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I (7)                           0.75           0.37           1.12
Van Kampen UIF U.S. Real Estate Portfolio-Class I (7)                            0.80           0.32           1.12
Van Kampen UIF Value Portfolio-Class I (7)                                       0.55           0.41           0.96


(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

                                                                                                TOTAL ANNUAL
                    PORTFOLIO                              MANAGEMENT FEES   OTHER EXPENSES       EXPENSES
                    ---------                              ---------------   --------------       --------
INVESCO VIF-Small Company Growth Fund (2)                      0.75              0.50              1.25
PBHG Mid-Cap Portfolio (3)                                     0.58              0.62              1.20
Scudder VIT EAFE(R)Equity Index Fund (4)                       0.45              0.20              0.65
Scudder VIT Small Cap Index Fund (4)                           0.35              0.10              0.45
Strong Opportunity Fund II (5)                                 0.75              0.34              1.09
Strong VIF Mid Cap Growth Fund II (5)                          0.75              0.42              1.17
The Timothy Plan Conservative Growth Variable Series (6)       0.10              0.75              0.85
The Timothy Plan Strategic Growth Variable Series (6)          0.10              0.75              0.85
Van Kampen UIF Core Plus Fixed Income                          0.37              0.33              0.70
Portfolio-Class I (7)
Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I (7)         0.68              0.37              1.05
Van Kampen UIF U.S. Real Estate Portfolio-Class I (7)          0.78              0.32              1.10
Van Kampen UIF Value Portfolio-Class I (7)                     0.44              0.41              0.85


(2) The Fund's net Other Expenses and Total Annual Expenses were lower than the actual expenses shown because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a voluntary expense limitation commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. Effective June 1, 2002, INVESCO became entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to this commitment, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.


(3) For the fiscal year ended 12/31/03, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total fund operating expenses do not exceed 1.20%. In any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.


(4) The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Funds, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the EAFE Equity Index Fund, and 0.45% of the average daily net assets of the Small Cap Index fund, until April 30, 2005.

(5) As compensation for its advisory services, the Strong Mid-Cap Growth Fund II pays Strong a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to the Fund's Other Expenses that were not attributable to Strong or its affiliates. Total Annual Operating Expenses do not reflect these credits or our voluntary waivers of fees and/or expense absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Operation expenses were 1.17%. Strong can modify or terminate voluntary waivers and/or absorptions at any time.

(6) The Advisor contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep each Portfolio's total annual operating expenses at 0.85% through May 1, 2004. Any waiver or reimbursement by the Advisor is subject to repayment by the Portfolio within the following three fiscal years if the Portfolio is able to make the repayment without exceeding its current expense limitations.

(7) The management fee for these Portfolios has been reduced to reflect the voluntary waiver of all or a portion of the management fee and/or reimbursement by the Portfolios' adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio - 0.70%; Mid Cap Core Portfolio (formerly Mid Cap Value) - 1.05%; U. S. Real Estate Portfolio - 1.10%; Value Portfolio - 0.85%. The Adviser may terminate this voluntary waiver at any time at its sole discretion.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)     If you surrender your Contract at the end of the applicable time period:

           1 YEAR    3 YEARS  5 YEARS  10 YEARS
           ------    -------  -------  --------
MAXIMUM
MINIMUM

(2)     If you annuitize your Contract at the end of the applicable time period:

           1 YEAR    3 YEARS  5 YEARS  10 YEARS
           ------    -------  -------  --------
MAXIMUM
MINIMUM


(3)     If you do not surrender your Contract:

           1 YEAR    3 YEARS  5 YEARS  10 YEARS
           ------    -------  -------  --------
MAXIMUM
MINIMUM

                         CONDENSED FINANCIAL INFORMATION

                                                                                     NUMBER OF
                    NUMBER OF                        NUMBER OF    ENHANCED WITH    ENHANCED WITH
                    STANDARD                          ENHANCED    ADMINISTRATION   ADMINISTRATION
    STANDARD       ACCUMULATION       ENHANCED      ACCUMULATION  CHARGES WAIVED   CHARGES WAIVED
  ACCUMULATION        UNITS         ACCUMULATION       UNITS       ACCUMULATION    ACCUMULATION
   UNIT VALUE       OUTSTANDING      UNIT VALUE     OUTSTANDING    UNIT VALUE     UNITS OUTSTANDING    YEAR
----------------  --------------  ----------------  ------------  --------------  -----------------  --------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-INITIAL SHARES
                                                                                                     12/31/03
     7.930106        960,232.146      8.059684        3,420.290      8.125307             0.000      12/31/02
    11.317226      1,066,026.751     11.468022        1,578.746     11.544188             0.000      12/31/01
    14.823134        894,007.973     14.975835          600.773     15.052735            29.856      12/31/00
    16.894039        408,482.196     17.017705          351.586     17.079770             0.000      12/31/99
    13.169143        140,614.024     13.226328           80.398     13.254881             0.000      12/31/98
    10.320883         26,332.500     10.335055            0.000     10.342126             0.000      12/31/97

DREYFUS STOCK INDEX FUND-INITIAL SHARES
                                                                                                     12/31/03
     9.349226      4,454,143.840      9.501934        6,861.288      9.579380         3,171.095      12/31/02
    12.210993      4,141,595.630     12.373650        4,522.004     12.455945         3,086.013      12/31/01
    14.100696      3,598,196.884     14.245940        1,681.580     14.319249         3,844.565      12/31/00
    15.760394      2,129,772.165     15.875757          616.234     15.933836           222.802      12/31/99
    13.250646        779,485.606     13.308166           56.321     13.337028             0.000      12/31/98
    10.479569         69,510.645     10.493943            0.000     10.501129             0.000      12/31/97

DREYFUS VIF APPRECIATION PORTFOLIO-INITIAL SHARES
                                                                                                     12/31/03
    10.264481        821,738.414     10.432114        6,651.281     10.517029           150.958      12/31/02
    12.497173        717,965.716     12.663627        5,276.343     12.747715           150.958      12/31/01
    13.974173        649,590.073     14.118110        3,407.753     14.190622           155.216      12/31/00
    14.262203        517,772.082     14.366606        2,156.774     14.419045           154.147      12/31/99
    12.975443        170,523.015     13.031774          100.415     13.059918             0.000      12/31/98
    10.103905         18,347.666     10.117776            0.000     10.124633             0.000      12/31/97

DREYFUS VIF DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES (FORMERLY SMALL CAP PORTFOLIO)
                                                                                                     12/31/03
     9.888294        887,931.962     10.049896        5,581.765     10.131883           471.199      12/31/02
    12.397758        698,539.631     12.563024        2,568.238     12.646674           229.386      12/31/01
    13.391746        482,890.909     13.529796        1,048.292     13.599519           375.159      12/31/00
    11.984035        275,503.637     12.071820          486.764     12.116077           199.908      12/31/99
     9.867472        171,968.905      9.910354           14.492      9.931930             0.000      12/31/98
    10.362314         41,359.506     10.376538            0.000     10.383658             0.000      12/31/97

DREYFUS VIF GROWTH AND INCOME PORTFOLIO-INITIAL SHARES
                                                                                                     12/31/03
     8.409071        633,983.863      8.546428        2,655.811      8.616047             0.000      12/31/02
    11.419341        646,842.656     11.571439        1,474.275     11.648352             0.000      12/31/01
    12.299306        572,006.660     12.425981          906.280     12.489868           145.939      12/31/00
    12.961023        331,756.261     13.055905          650.409     13.103601             0.000      12/31/99
    11.243790        159,409.837     11.292611            5.049     11.251722             0.000      12/31/98
    10.196538         32,231.762     10.210527            0.000     10.217481             0.000      12/31/97

                                                                                     NUMBER OF
                    NUMBER OF                        NUMBER OF    ENHANCED WITH    ENHANCED WITH
                    STANDARD                          ENHANCED    ADMINISTRATION   ADMINISTRATION
    STANDARD       ACCUMULATION       ENHANCED      ACCUMULATION  CHARGES WAIVED   CHARGES WAIVED
  ACCUMULATION        UNITS         ACCUMULATION       UNITS       ACCUMULATION    ACCUMULATION
   UNIT VALUE       OUTSTANDING      UNIT VALUE     OUTSTANDING    UNIT VALUE     UNITS OUTSTANDING    YEAR
----------------  --------------  ----------------  ------------  --------------  -----------------  --------
DREYFUS VIF MONEY MARKET PORTFOLIO
                                                                                                     12/31/03
     1.153638     26,597,370.970      1.169798       23,476.567      1.179709             0.000      12/31/02
     1.153108     17,775,594.379      1.166325       15,244.920      1.174767             0.036      12/31/01
     1.128116      7,677,545.259      1.138355       12,985.570      1.145310       280,844.647      12/31/00
     1.083700      2,638,837.162      1.090994        8,490.939      1.096462             0.000      12/31/99
     1.050876        658,981.650      1.055214          555.360      1.059678             0.000      12/31/98
     1.016499              0.000      1.017876            0.000      1.018560             0.000      12/31/97

INVESCO VIF-CORE EQUITY FUND
                                                                                                     12/31/03
    10.165715      1,100,758.403     10.331759        5,632.301     10.415998             0.000      12/31/02
    12.743764      1,199,392.254     12.913529        3,972.101     12.999453             0.000      12/31/01
    14.196834      1,018,117.732     14.343098        2,678.310     14.416950           109.926      12/31/00
    13.726769        553,696.171     13.827281        1,667.041     13.877907             0.000      12/31/99
    12.120155        200,541.938     12.172796          163.123     12.199230             0.000      12/31/98
    10.659157         33,269.983     10.673778            0.000     10.681089             0.000      12/31/97

INVESCO VIF-DYNAMICS FUND
                                                                                                     12/31/03
     5.417943         78,143.205      5.444887            0.000      5.458451             0.000      12/31/02
     8.067308         93,275.876      8.083372            0.000      8.091444             0.000      12/31/01

INVESCO VIF-FINANCIAL SERVICES FUND
                                                                                                     12/31/03
     8.070175        118,822.635      8.110243            0.000      8.130414             0.000      12/31/02
     9.616190         71,816.401      9.635286            0.000      9.644875             0.000      12/31/01

INVESCO VIF-HEALTH SCIENCES FUND
                                                                                                     12/31/03
     7.580976        210,450.701      7.618614          203.656      7.637544             0.000      12/31/02
    10.175290         59,824.959     10.195475            0.000     10.205610            61.085      12/31/01

INVESCO VIF-HIGH YIELD FUND
                                                                                                     12/31/03
     8.186958        488,086.809      8.320679          169.835      8.388454             0.000      12/31/02
     8.410616        546,183.962      8.522682          149.057      8.579354             0.000      12/31/01
    10.025816        403,918.794     10.129146          121.262     10.181276           134.192      12/31/00
    11.510803        221,636.210     11.595106          113.564     11.637523             0.000      12/31/99
    10.689459         70,047.913     10.735898            7.556     10.759164             0.000      12/31/98
    10.687084         10,260.821     10.701757            0.000     10.709127             0.000      12/31/97

INVESCO VIF-SMALL COMPANY GROWTH FUND
                                                                                                     12/31/03
     6.004149        155,173.901      6.033996            0.000      6.049012             0.000      12/31/02
     8.838420         27,720.462      8.856003            0.000      8.864827             0.000      12/31/01

                                                                                     NUMBER OF
                    NUMBER OF                        NUMBER OF    ENHANCED WITH    ENHANCED WITH
                    STANDARD                          ENHANCED    ADMINISTRATION   ADMINISTRATION
    STANDARD       ACCUMULATION       ENHANCED      ACCUMULATION  CHARGES WAIVED   CHARGES WAIVED
  ACCUMULATION        UNITS         ACCUMULATION       UNITS       ACCUMULATION    ACCUMULATION
   UNIT VALUE       OUTSTANDING      UNIT VALUE     OUTSTANDING    UNIT VALUE     UNITS OUTSTANDING    YEAR
----------------  --------------  ----------------  ------------  --------------  -----------------  --------
JANUS ASPEN SERIES BALANCED PORTFOLIO INSTITUTIONAL SHARES
                                                                                                     12/31/03
    14.676594      3,702,620.254     14.916257       13,120.266     15.037669         1,282.216      12/31/02
    15.907374      3,578,735.833     16.119263        9,654.166     16.226337         1,282.216      12/31/01
    16.920712      3,181,464.624     17.095024        6,533.026     17.182875         1,437.831      12/31/00
    17.556100      1,571,579.505     17.684597        2,931.027     17.749154           111.555      12/31/99
    14.043929        373,285.807     14.104892          214.770     14.135421             0.000      12/31/98
    10.604609         30,519.754     10.619159            0.000     10.626394             0.000      12/31/97

JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO INSTITUTIONAL SHARES
                                                                                                     12/31/03
     6.859260      1,548,077.357      6.934292        7,637.061      6.972208         1,816.324      12/31/02
     8.247987      1,650,016.481      8.313484        4,570.921      8.346510         1,813.269      12/31/01
    10.678675      1,384,637.536     10.731358        1,520.638     10.757867         1,957.004      12/31/00
    13.234548        471,936.628     13.260556            4.141     13.273610           170.622      13/31/99

JANUS ASPEN SERIES GROWTH PORTFOLIO INSTITUTIONAL SHARES
                                                                                                     12/31/03
     8.817912      2,338,003.425      8.962034       12,164.934      9.035150           128.720      12/31/02
    12.166993      2,211,504.181     12.329165        7,211.443     12.411252           128.720      12/31/01
    16.393493      1,792,958.592     16.562387        3,980.605     16.647684           269.822      12/31/00
    19.453513        643,514.256     19.595874        1,374.992     19.667608           109.122      12/31/99
    13.699715        172,190.630     13.759186           84.318     13.789099             0.000      12/31/98
    10.239960         32,737.591     10.254006            0.000     10.261077             0.000      12/31/97

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES
                                                                                                     12/31/03
     9.318679        678,787.112      9.470891       11,468.866      9.547961             0.000      12/31/02
    12.698027        675,126.139     12.867174        7,907.782     12.952582             0.000      12/31/01
    16.774550        620,740.857     16.947297        4,953.034     17.034254           245.673      12/31/00
    20.234788        142,343.325     20.382770        2,330.619     20.457001             0.000      12/31/99
    11.256365         45,382.775     11.305246           58.950     11.329668             0.000      12/31/98
     9.735841         12,541.039      9.749214            0.000      9.755900             0.000      12/31/97

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO INSTITUTIONAL SHARES (FORMERLY AGGRESSIVE GROWTH PORTFOLIO)
                                                                                                     12/31/03
     9.005921      1,290,667.557      9.153163       14,073.466      9.227625           856.311      12/31/02
    12.672131      1,215,838.484     12.841113        8,626.211     12.926320           832.210      12/31/01
    21.224171        993,843.327     21.442894        3,573.726     21.552802         1,243.427      12/31/00
    31.565210        329,807.902     31.796057          829.264     31.911561           159.044      12/31/99
    14.199318         53,896.345     14.260947           36.621     14.291595             0.000      12/31/98
    10.723950          2,830.076     10.738659            0.000     10.745938             0.000      12/31/97

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO INSTITUTIONAL SHARES
                                                                                                     12/31/03
     9.574914      2,438,561.261      9.731344       10,650.649      9.810429         2,191.502      12/31/02
    13.032840      2,364,153.929     13.206482        7,650.835     13.294015         2,191.502      12/31/01
    17.039678      2,082,293.354     17.215191        5,014.610     17.303370         3,484.654      12/31/00
    20.488548      1,026,072.851     20.638429        2,225.846     20.713399           151.550      12/31/99
    12.632936        402,131.168     12.687776          123.659     12.715080             0.000      12/31/98
     9.935860         56,665.753      9.949496            0.000      9.956287             0.000      12/31/97

                                                                                     NUMBER OF
                    NUMBER OF                        NUMBER OF    ENHANCED WITH    ENHANCED WITH
                    STANDARD                          ENHANCED    ADMINISTRATION   ADMINISTRATION
    STANDARD       ACCUMULATION       ENHANCED      ACCUMULATION  CHARGES WAIVED   CHARGES WAIVED
  ACCUMULATION        UNITS         ACCUMULATION       UNITS       ACCUMULATION    ACCUMULATION
   UNIT VALUE       OUTSTANDING      UNIT VALUE     OUTSTANDING    UNIT VALUE     UNITS OUTSTANDING    YEAR
----------------  --------------  ----------------  ------------  --------------  -----------------  --------
PBHG GROWTH II PORTFOLIO
                                                                                                     12/31/03
     6.564979        317,797.743      6.672344        1,611.620      6.726823           100.503      12/31/02
     9.568587        349,991.649      9.696208          698.017      9.760837            98.859      12/31/01
    16.299948        351,987.801     16.467965          293.302     16.552852           152.115      12/31/00
    19.835104         67,359.578     19.980260          139.873     20.053445             0.000      12/31/99
    10.147606         24,618.770     10.191707            6.572     10.213910             0.000      12/31/98
     9.511124          6,195.935      9.524184            0.000      9.530743             0.000      12/31/97

PBHG LARGE CAP GROWTH PORTFOLIO
                                                                                                     12/31/03
    10.205869        529,410.520     10.372625        3,680.982     10.457164            46.839      12/31/02
    14.641681        541,607.501     14.836772        1,891.823     14.935453            44.069      12/31/01
    20.703434        484,474.409     20.916691          756.205     21.024290           156.054      12/31/00
    21.307087        158,614.893     21.462991          549.785     21.541442             0.000      12/31/99
    13.076352         31,474.961     13.133125            0.000     13.161608             0.000      12/31/98
    10.150555         11,415.131     10.164489            0.000     10.171451             0.000      12/31/97

PBHG MID-CAP PORTFOLIO
                                                                                                     12/31/03
     8.081499        690,961.567      8.121632        1,544.221      8.141829             0.000      12/31/02
    10.074367        224,532.821     10.094376          294.873     10.104428            68.486      12/31/01

PBHG SELECT VALUE PORTFOLIO
                                                                                                     12/31/03
     6.755996        379,523.798      6.789558          574.544      6.806434             0.000      12/31/02
     9.142710        286,441.118      9.160879          381.369      9.169998           121.546      12/31/01

PBHG TECHNOLOGY & COMMUNICATION PORTFOLIO
                                                                                                     12/31/03
     4.741823      1,894,838.669      4.819438       13,520.388      4.858762         1,227.788      12/31/02
    10.450474      1,591,254.973     10.589986        6,960.237     10.660475           993.928      12/31/01
    22.227020      1,164,557.256     22.456144        2,313.760     22.571592         1,649.945      12/31/00
   38.941.384        433,441.908     39.226135          904.009     39.369150           274.877      12/31/99
    11.808346         65,820.143     11.859648            2.516     11.885350             0.000      12/31/98
     9.057045         20,974.008      9.069487            0.000      9.076740             0.000      12/31/97

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                                                                                                     12/31/03
     5.644081        187,535.206      5.705805          687.621      5.736991         1,800.556      12/31/02
     7.299765         98,100.403      7.357724          296.079      7.386939         1,799.912      12/31/01
     9.829207         74,370.108      9.877704           37.562      9.902088         1,818.340      12/31/00
    11.958486          6,821.832     11.981984            0.000     11.993767             0.000      12/31/99

SCUDDER VIT SMALL CAP INDEX FUND
                                                                                                     12/31/03
     8.673629        165,980.862      8.768488            0.000      8.816430             4.364      12/31/02
    11.074827        153,151.939     11.162755           54.021     11.207088           272.943      12/31/01
    11.003134         83,894.729     11.057432            8.017     11.084755            95.772      12/31/00
    11.606269         15,259.149     11.629080            0.000     11.640544             0.000      12/31/99

                                                                                     NUMBER OF
                    NUMBER OF                        NUMBER OF    ENHANCED WITH    ENHANCED WITH
                    STANDARD                          ENHANCED    ADMINISTRATION   ADMINISTRATION
    STANDARD       ACCUMULATION       ENHANCED      ACCUMULATION  CHARGES WAIVED   CHARGES WAIVED
  ACCUMULATION        UNITS         ACCUMULATION       UNITS       ACCUMULATION    ACCUMULATION
   UNIT VALUE       OUTSTANDING      UNIT VALUE     OUTSTANDING    UNIT VALUE     UNITS OUTSTANDING    YEAR
----------------  --------------  ----------------  ------------  --------------  -----------------  --------
STRONG OPPORTUNITY FUND II
                                                                                                     12/31/03
    11.513924        666,398.705     11.702014        2,980.451     11.797331            14.922      12/31/02
    15.954009        638,318.778     16.166547        1,860.121     16.273988            14.922      12/31/01
    16.800998        317,789.969     16.974091        1,416.029     17.061357             9.936      12/31/00
    15.981484        138,453.066     16.098506          790.953     16.157323             0.000      12/31/99
    12.012034         72,644.387     12.064227           15.156     12.090403             0.000      12/31/98
    10.727356          6,416.208     10.742083            0.000     10.749472             0.000      12/31/97

STRONG VIF-MID CAP GROWTH FUND II
                                                                                                     12/31/03
     8.984712        569,056.186      9.131594        3,337.079      9.206023           797.623      12/31/02
    14.588097        573,334.387     14.782585        1,410.277     14.880887           797.623      12/31/01
    21.369830        454,659.296     16.974091        1,416.029     17.061357             9.936      12/31/00
    25.444156        120,559.085     16.098506          790.953     16.157323             0.000      12/31/99
    13.587521         33,197.715     12.064227           15.156     12.090403             0.000      12/31/98
    10.707133          2,147.556     10.742083            0.000     10.749472             0.000      12/31/97

THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES
                                                                                                     12/31/03
     8.916475        167,693.588      8.934171            0.200      8.943061             0.000      12/31/02

THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES
                                                                                                     12/31/03
     8.194917        159,507.218      8.210855            0.000      8.218868             0.000      12/31/02

VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
                                                                                                     12/31/03
    13.437077      1,065,387.210     13.656469        3,834.895     13.767746             0.000      12/31/02
    12.694998        713,042.852     12.864100        1,978.853     12.949664             0.000      12/31/01
    11.776122        380,480.921     11.897491        1,180.235     11.958756           134.867      12/31/00
    10.749115        279,193.758     10.827853        1,472.104     10.867507             0.000      12/31/99
    11.079965         46,348.096     11.128092           30.906     11.152242             0.000      12/31/98
    10.412276              4.653     10.426565            0.000     10.443738             0.000      12/31/97

VAN KAMPEN UIF U.S. MID CAP CORE PORTFOLIO-CLASS I (FORMERLY MID CAP VALUE PORTFOLIO)
                                                                                                     12/31/03
    11.143745        383,714.571     11.325832        3,089.661     11.418226            28.150      12/31/02
    15.699340        335,452.774     15.908551        1,648.470     16.014471            28.150      12/31/01
    16.438193        253,713.630     16.607603          650.778     16.693197            46.034      12/31/00
    15.049488        183,388.647     15.159702          827.448     15.215264             0.000      12/31/99
    12.705082        111,076.120     12.760268           15.684     12.788027             0.000      12/31/98
    11.113227         16,674.966     11.128478            0.000     11.136071             0.000      12/31/97

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
                                                                                                     12/31/03
    12.811814        469,712.672     13.021061        3,710.088     13.127169            28.392      12/31/02
    13.094325        269,466.499     13.268793        1,955.110     13.357067           215.533      12/31/01
    12.088940        147,402.642     12.213548        1,151.970     12.276441             1.523      12/31/00
     9.482378         86,941.426      9.551867          733.827      9.586849             0.000      12/31/99
     9.758808         43,786.457      9.801228           10.564      9.822531             0.000      12/31/98
    11.101269          7,200.060     11.116503            0.000     11.124047             0.000      12/31/97

                                                                                     NUMBER OF
                     NUMBER OF                        NUMBER OF    ENHANCED WITH    ENHANCED WITH
                     STANDARD                         ENHANCED    ADMINISTRATION   ADMINISTRATION
    STANDARD       ACCUMULATION       ENHANCED      ACCUMULATION  CHARGES WAIVED   CHARGES WAIVED
  ACCUMULATION        UNITS         ACCUMULATION       UNITS       ACCUMULATION    ACCUMULATION
   UNIT VALUE       OUTSTANDING      UNIT VALUE     OUTSTANDING    UNIT VALUE     UNITS OUTSTANDING    YEAR
----------------  --------------  ----------------  ------------  --------------  -----------------  --------
VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I
                                                                                                     12/31/03
     9.098209        526,832.864      9.246820        3,689.937      9.322154            33.363      12/31/02
    11.851536        401,628.667     12.009406        2,274.954     12.089242           124.533      12/31/01
    11.751659        132,621.948     11.872734        1,233.392     11.933810             9.320      12/31/00
     9.536137         78,330.649      9.605992          703.796      9.641132             0.000      12/31/99
     9.848411         34,212.111      9.891198           23.284      9.912646             0.000      12/31/98
    10.204064          9,944.401     10.218060            0.000     10.225073             0.000      12/31/97



The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2003. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF-Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio-Institutional Shares and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the INVESCO VIF-Health Sciences Fund, INVESCO VIF-Dynamics Fund, INVESCO VIF-Financial Services Fund, INVESCO VIF-Small Company Growth Fund, PBHG Select Value Portfolio, and PBHG Mid-Cap Portfolio or as of May 1, 2002, (the effective date of the Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series. The beginning Accumulation Unit Value for the Dreyfus VIF-Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.


FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

YIELD DATA

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.

TOTAL RETURN DATA

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages;

- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

- compare investment return on a tax-deferred basis with currently taxable investment return; and


-    illustrate investment returns by graphs, charts, or otherwise.

                                   PORTFOLIOS

The Separate Account currently offers the Subaccounts described below. Each Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.


The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


            INVESTMENT / ADVISOR                      INVESTMENT OBJECTIVE AND STRATEGY
            --------------------                      ---------------------------------
DREYFUS PORTFOLIOS

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH    The Dreyfus Socially Responsible Growth Fund, Inc. seeks
FUND INC.-INITIAL SHARES                   to provide capital growth with current income as a
                                           secondary goal. To pursue these goals, the fund under
Advisor - The Dreyfus Corporation          normal circumstances, invests at least 80% of its assets
Sub-Advisor - NCM Capital Management       in the common stock of companies that in the opinion of
Group, Inc.                                the fund's management, meet traditional investment
                                           standards and conduct their business in a manner that
                                           contributes to the enhancement of the quality of life in
                                           America.

DREYFUS STOCK INDEX FUND-INITIAL SHARES    The Dreyfus Stock Index Fund seeks to match the total
                                           return of the Standard & Poor's 500 Composite Stock Price
Advisor - The Dreyfus Corporation          Index. To pursue this goal, the Fund generally invests in
Index Manager - Mellon Equity Associates   all 500 stocks in the S&P 500(R) in proportion to their
(an affiliate of Dreyfus)                  weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND ("VIF")   The VIF Appreciation Portfolio seeks long-term capital
APPRECIATION PORTFOLIO-INITIAL SHARES      growth consistent with the preservation of capital;
                                           current income is a secondary goal. To pursue these
Advisor - The Dreyfus Corporation          goals, the portfolio invests in common stocks, focusing
Sub-Advisor - Fayez Sarofim & Co.          on "blue chip" companies with total market values of more
                                           than $5 billion at the time of purchase, including
                                           multinational companies.

DREYFUS VARIABLE INVESTMENT FUND ("VIF")   The VIF Developing Leaders Portfolio seeks to maximize
DEVELOPING LEADERS PORTFOLIO-INITIAL       capital appreciation. To pursue this goal, the portfolio
SHARES                                     invests primarily in companies with market
(formerly Small Cap Portfolio)             capitalizations of less than $2 billion at the time of
                                           purchase.
Advisor - The Dreyfus Corporation

            INVESTMENT / ADVISOR                      INVESTMENT OBJECTIVE AND STRATEGY
            --------------------                      ---------------------------------
DREYFUS VARIABLE INVESTMENT FUND ("VIF")   The VIF Growth and Income Portfolio seeks long-term
GROWTH AND INCOME PORTFOLIO-INITIAL        capital growth, current income and growth of income
SHARES                                     consistent with reasonable investment risk. To pursue
                                           this goal, the portfolio invests in stocks, bonds and
Advisor - The Dreyfus Corporation          money market instruments of domestic and foreign issuers.

DREYFUS VARIABLE INVESTMENT FUND ("VIF")   The VIF Money Market Portfolio seeks to provide as high a
MONEY MARKET PORTFOLIO                     level of current income as is consistent with the
                                           preservation of capital and the maintenance of liquidity.
Advisor - The Dreyfus Corporation          As a money market fund, the portfolio is subject to
                                           maturity, quality and diversification requirements
                                           designed to help it maintain a stable share price of
                                           $1.00. An investment in the Money Market Portfolio is
                                           neither insured nor guaranteed by the Federal Deposit
                                           Insurance Corporation or any other government agency.
                                           Although the Portfolio seeks to preserve the value of
                                           your investment at $1.00 per share, it is possible to
                                           lose money by investing in the Portfolio.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-CORE EQUITY FUND               INVESCO VIF-Core Equity Fund seeks high total return
                                           through both growth and current income. The Portfolio
Advisor - INVESCO Funds Group, Inc.        normally invests at least 80% of its net assets in common
                                           and preferred stocks of companies with a history of
                                           paying regular dividends, it may also invest in companies
                                           that have not paid dividends. The Fund's equity
                                           investments are limited to stocks that can be traded
                                           easily in the United States. It may, however, invest in
                                           foreign securities in the form of American Depository
                                           Receipts (ADRs). The Fund will normally invest up to 5%
                                           of its assets in debt securities, generally U.S.
                                           government and corporate bonds that are rated investment
                                           grade at the time of purchase. The portfolio was formerly
                                           called the Industrial Income Portfolio and the Equity
                                           Income Fund.

INVESCO VIF-DYNAMICS FUND                  INVESCO VIF-Dynamics Fund seeks capital growth. The
                                           Portfolio normally invests at least 65% of its net assets
Advisor - INVESCO Funds Group, Inc.        in common stocks of mid-sized companies. INVESCO defines
                                           mid-sized companies as companies that are included in the
                                           Russell Midcap Growth Index at the time of purchase, or
                                           if not included in that Index, have market
                                           capitalizations of between $2.5 billion and $15 billion
                                           at the time of purchase. The scope of the Index varies
                                           with market performance of the companies in the Index.
                                           The Fund also has the flexibility to invest in other
                                           types of securities, including preferred stocks,
                                           convertible securities and bonds. The core of the Fund's
                                           portfolio is invested in securities of established
                                           companies that are leaders in attractive growth markets
                                           with a history of strong returns. The remainder of the
                                           portfolio is invested in securities of companies that
                                           show-accelerating growth, driven by product cycles,
                                           favorable industry or sector conditions, and other
                                           factors that INVESCO believes will lead to rapid sales or
                                           earnings growth.

INVESCO VIF-FINANCIAL SERVICES FUND        INVESCO VIF-Financial Services seeks capital growth.
                                           The Portfolio invests normally at least 80% of its net
Advisor - INVESCO Funds Group, Inc.        assets in the equity securities and equity-related
                                           instruments of companies involved in the financial
                                           services sector. These companies include, but are not
                                           limited to, banks (regional and money-centers), insurance
                                           companies (life, property and casualty, and multi-line),
                                           investment and miscellaneous industries (asset managers,
                                           brokerage firms, and government-sponsored agencies) and
                                           suppliers to financial services companies. The investment
                                           advisor seeks companies which it believes can grow their
                                           revenues and earnings in a variety of interest rate
                                           environments - although securities prices of financial
                                           services companies generally are interest rate sensitive.

            INVESTMENT / ADVISOR                      INVESTMENT OBJECTIVE AND STRATEGY
            --------------------                      ---------------------------------
INVESCO VIF-HEALTH SCIENCES FUND           INVESCO VIF-Health Sciences seeks capital growth. The
                                           Portfolio normally invests at least 80% of its net assets
Advisor - INVESCO Funds Group, Inc.        in the equity securities and equity-related instruments
                                           of companies that develop, produce or distribute products
                                           or services related to health care. These companies
                                           include, but are not limited to, medical equipment or
                                           supplies, pharmaceuticals, biotechnology and healthcare
                                           providers and service companies. INVESCO focuses on the
                                           dominant players in fast-growing therapeutic areas or
                                           companies on the verge of exciting medical breakthroughs.
                                           INVESCO seeks companies with strong, commercially
                                           successful products as well as promising product
                                           pipelines. This strategy may lead us to invest in both
                                           well-established health care firms and faster-growing
                                           more dynamic entities. Well-established health care
                                           companies typically provide liquidity and earnings
                                           visibility for the Portfolio and represent core holdings
                                           in the Fund. The Fund also may invest in high growth,
                                           earlier state companies whose future profitability could
                                           be dependent upon increasing market shares from one or a
                                           few key products. Some companies often have limited
                                           operating histories and their potential profitability may
                                           be dependent on regulatory approval of their products,
                                           which increases the volatility of these companies'
                                           securities prices and could have an adverse impact on the
                                           companies' future growth and profitability.

INVESCO VIF-HIGH YIELD FUND                INVESCO VIF-High Yield Fund seeks a high level of current
                                           income by investing primarily in bonds and other debt
Advisor - INVESCO Funds Group, Inc.        securities. It also seeks capital appreciation. It
                                           normally invests at least 80% of its net assets in a
                                           diversified portfolio of high yield corporate bonds rated
                                           below investment grade or bonds deemed by INVESCO to be
                                           of comparable quality, commonly known as "junk bonds,"
                                           and preferred stock with below investment grade ratings
                                           or bonds deemed by INVESCO to be of comparable quality.
                                           These investments generally offer higher rates of return,
                                           but are riskier than investments in securities of issuers
                                           with higher credit ratings. A portion of the Fund's
                                           assets may be invested in other securities such as
                                           corporate short-term notes, repurchase agreements, and
                                           money market funds.

INVESCO VIF-SMALL COMPANY GROWTH FUND      INVESCO VIF-Small Company Growth Fund seeks long-term
                                           capital growth. The Fund normally invests at least 80% of
Advisor - INVESCO Funds Group, Inc.        its net assets in small capitalization companies. Small
                                           capitalization stocks are defined as companies that are
                                           included in the Russell 2000 Growth Index at the time of
                                           purchase, or if not included in that index, have market
                                           capitalizations of $2.5 billion or below at the time of
                                           purchase. The fund focuses on companies with accelerating
                                           earnings growth attributable to rapid sales growth, new
                                           products, management changes, and/or structural changes
                                           in the economy.

JANUS ASPEN SERIES

JANUS ASPEN SERIES BALANCED                This diversified portfolio seeks long-term capital
PORTFOLIO-INSTITUTIONAL SHARES             growth, consistent with preservation of capital and
                                           balanced by current income. The Portfolio normally
Advisor - Janus Capital Management LLC     invests 40-60% of its assets in securities selected
                                           primarily for their growth potential and 40-60% of its
                                           assets in securities selected primarily for their income
                                           potential. The Portfolio will normally invest at least
                                           25% of its assets in fixed-income securities.

            INVESTMENT / ADVISOR                      INVESTMENT OBJECTIVE AND STRATEGY
            --------------------                      ---------------------------------
JANUS ASPEN SERIES CAPITAL APPRECIATION    This non-diversified portfolio seeks long-term growth of
PORTFOLIO-INSTITUTIONAL SHARES             capital by investing primarily in common stocks selected
                                           for their growth potential. The Portfolio may invest in
Advisor - Janus Capital Management LLC     companies of any size, from larger, well-established
                                           companies to smaller, emerging growth companies.

JANUS ASPEN SERIES GROWTH                  This diversified portfolio seeks long-term growth of
PORTFOLIO-INSTITUTIONAL SHARES             capital in a manner consistent with the preservation of
                                           capital by investing primarily in common stocks selected
Advisor - Janus Capital Management LLC     for their growth potential. Although the Portfolio can
                                           invest in companies of any size, it generally invests in
                                           larger, more established companies.

JANUS ASPEN SERIES INTERNATIONAL GROWTH    This diversified portfolio seeks long-term growth of
PORTFOLIO-INSTITUTIONAL SHARES             capital by investing, under normal circumstances, at
                                           least 80% of its net assets in securities from at least
Advisor - Janus Capital Management LLC     five different countries excluding the United States.
                                           International investing may present special risks,
                                           including currency fluctuations and social and political
                                           developments.

JANUS ASPEN SERIES MID CAP GROWTH          Under normal circumstances the portfolio will invest at
PORTFOLIO-INSTITUTIONAL SHARES (formerly   least 80% of its net assets in equity securities of
Aggressive Growth Portfolio)               mid-sized companies, whose market capitalization falls,
                                           at the time of purchase, in the 12-month average of the
Advisor - Janus Capital Management LLC     capitalization range of the Russell Midcap Growth Index.

JANUS ASPEN SERIES WORLDWIDE GROWTH        This diversified portfolio seeks long-term growth of
PORTFOLIO-INSTITUTIONAL SHARES             capital in a manner consistent with the preservation of
                                           capital primarily through investments in common stocks of
Advisor - Janus Capital Management LLC     foreign and domestic issuers. The Portfolio has the
                                           flexibility to invest on a worldwide basis in companies
                                           and other organizations of any size, regardless of
                                           country of organization or place of principal business
                                           activity. Worldwide Growth Portfolio normally invests at
                                           least 80% of its total assets in securities of issuers
                                           from at least five different countries, including the
                                           United States. The Portfolio may at times invest in fewer
                                           than five countries or even a single country.
                                           International investing may present special risks,
                                           including currency fluctuations and social and political
                                           developments.

PBHG INSURANCE SERIES FUND

PBHG GROWTH II PORTFOLIO                   The investment objective of the PBHG Insurance Series
                                           Growth II Portfolio is to seek to provide investors with
Advisor - Pilgrim Baxter & Associates,     capital appreciation. The Portfolio invests primarily in
Ltd.                                       common stocks of companies that have market
                                           capitalizations similar to the companies in the Russell
                                           Midcap(R) Growth Index at the time of purchase and that
                                           in Pilgrim Baxter's opinion have strong business
                                           momentum, earnings growth and capital appreciation
                                           potential. The Advisor intends to focus on companies
                                           whose market capitalization or annual revenues are
                                           between $500 million and $10 billion at the time of
                                           purchase.

            INVESTMENT / ADVISOR                      INVESTMENT OBJECTIVE AND STRATEGY
            --------------------                      ---------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO            The investment objective of the PBHG Insurance Series
                                           Large Cap Growth Portfolio is to seek to provide
Advisor - Pilgrim Baxter & Associates,     investors with long-term growth of capital. The Portfolio
Ltd.                                       invests primarily in common stocks of companies that have
                                           market capitalizations similar to the companies in the
                                           Russell 1000(R) Growth Index at the time of purchase and
                                           that in Pilgrim Baxter's opinion have strong business
                                           momentum, earnings growth and capital appreciation
                                           potential. The Advisor intends to focus on companies
                                           whose market capitalizations are over $5 billion at the
                                           time of purchase.

PBHG MID-CAP PORTFOLIO                     The investment objective of PBHG Mid-Cap Portfolio is to
                                           seek to provide investors with above-average total return
Advisor - Pilgrim Baxter & Associates,     over a 3 to 5 year market cycle, consistent with
Ltd.                                       reasonable risk. The Portfolio invests primarily in
                                           common stocks of companies that have market
                                           capitalizations similar to those in the S&P MidCap 400
                                           Index at the time of purchase and that in Pilgrim
                                           Baxter's opinion are currently under priced using certain
                                           financial measurements, such as their price-to-earnings
                                           ratios, dividend income potential and earnings power. The
                                           Portfolio generally has a lower price-to-earnings ratio
                                           than the average company in the Index and its sector
                                           weightings are generally within 10% of the Index.

PBHG SELECT VALUE PORTFOLIO                The investment objective of the PBHG Select Value
                                           Portfolio is to seek to provide investors with long-term
Advisor - Pilgrim Baxter & Associates,     growth of capital and income. Current income is a
Ltd.                                       secondary objective. The Portfolio invests primarily in
                                           common stocks of no more than 30 companies that have
                                           market capitalizations similar to the companies in the
                                           S&P 500 Index at the time of purchase and that in
                                           Pilgrims Baxter's opinion are currently under priced
                                           using certain financial measurements, such as their
                                           price-to-earnings ratios, dividend income potential and
                                           earnings power. The Advisor intends to focus on those
                                           companies whose market capitalizations are over $1
                                           billion at the time of purchase.

PBHG TECHNOLOGY & COMMUNICATIONS           The investment objective of the PBHG Insurance Series
PORTFOLIO                                  Technology & Communications Portfolio is to seek to
                                           provide investors with long-term growth of capital.
Advisor - Pilgrim Baxter & Associates,     Current income is incidental to the Portfolio's
Ltd.                                       objective. The Portfolio, a non-diversified fund, invests
                                           primarily in common stocks of companies doing business in
                                           the technology and communications sector of the market.
                                           The Portfolio is concentrated which means it will invest
                                           25% or more of its total assets in the groups of the
                                           industries within that sector.

SCUDDER INVESTMENTS VIT FUNDS

SCUDDER VIT EAFE(R)EQUITY INDEX FUND       Investments in securities of foreign issuers present
                                           greater risks including currency fluctuations and changes
Advisor - Deutsche Asset Management, Inc.  in political/economic conditions. Foreign securities
(1)                                        markets generally exhibit greater price volatility and
                                           are less liquid than the US markets. Derivatives may be
                                           more volatile and less liquid than traditional securities
                                           and the Fund could suffer losses on its derivative
                                           positions. There is no guarantee that the Fund will be
                                           able to mirror the MSCI EAFE(R) Index closely enough to
                                           track its performance.

                                           The EAFE(R) Index is the exclusive property of Morgan
                                           Stanley Capital International, a service of Morgan
                                           Stanley and has been licensed for use by the VIT EAFE(R)
                                           Index Fund's investment advisor.

            INVESTMENT / ADVISOR                      INVESTMENT OBJECTIVE AND STRATEGY
            --------------------                      ---------------------------------
SCUDDER VIT SMALL CAP INDEX FUND           Investments in small-size company stocks generally carry
                                           greater risks than are typically associated with larger
Advisor - Deutsche Asset Management, Inc.  companies for various reasons such as steeper price
(1)                                        fluctuations, narrower markets, limited financial
                                           resources, and less liquid stock. Derivatives may be more
                                           volatile and less liquid than traditional securities and
                                           the Fund could suffer losses on its derivative positions.
                                           There is no guarantee that the Fund will be able to
                                           mirror the Russell 2000 Index closely enough to track its
                                           performance.

                                           "Russell 2000(R)" is a trademark of the Frank Russell
                                           Company and has been licensed for use by the VIT Small
                                           Cap Index Fund's investment advisor.

(1) Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas,
Deutsche Bank Securities Inc., Deutsche Asset Management, Inc., Deutsche Asset
Management Investment Services Limited, Deutsche Investment Management Americas
Inc., and Scudder Trust Company.

STRONG PORTFOLIOS

STRONG OPPORTUNITY FUND II                 The Strong Opportunity Fund II invests, under normal
                                           conditions, primarily in stocks of medium-capitalization
Advisor - Strong Investments               companies that the fund's managers believe are
                                           under-priced, yet have attractive growth prospects. The
                                           managers base the analysis on a company's "private market
                                           value" - the price an investor would be willing to pay
                                           for the entire company given its management, financial
                                           health and growth potential. The managers determine a
                                           company's private market value based on a fundamental
                                           analysis of a company's cash flows, asset valuations,
                                           competitive situation and franchise value. The fund may
                                           invest up to 25% of its net assets in foreign securities.
                                           The manager may sell a stock when its price no longer
                                           compares favorably with the company's private market
                                           value.

STRONG VIF MID CAP GROWTH FUND II          The Mid Cap Growth Fund II invests, under normal
                                           conditions, at least 80% of its net assets in stocks of
Advisor - Strong Investments               medium-capitalization companies that the fund's managers
                                           believe have favorable prospects for growth of earnings
                                           and capital appreciation. The fund defines
                                           "medium-capitalization companies" as companies with a
                                           market capitalization substantially similar to that of
                                           companies in the Russell Midcap(TM) Index at the time of
                                           investment. The portfolio can invest in futures and
                                           options transactions for hedging and risk management
                                           purposes. The fund may invest up to 25% of its net assets
                                           in foreign securities and may utilize an active trading
                                           approach.

THE TIMOTHY PLAN VARIABLE SERIES

THE TIMOTHY PLAN CONSERVATIVE GROWTH       The primary investment objective of the Timothy Plan
FUND VARIABLE SERIES                       Conservative Growth Variable Series is to seek moderate
                                           levels of long-term capital growth, with a secondary
Advisor - Timothy Partners, Ltd.           objective of current income. The Portfolio normally
                                           invests at least 75% in specific funds offered by the
                                           Timothy Plan family of funds. Fund investments are
                                           reallocated as new assets come into the Fund and at the
                                           end of each quarter, as needed to maintain the asset
                                           allocation. The securities in which the underlying funds
                                           are precluded from investing, by virtue of the funds' and
                                           Portfolio's ethical standards, are referred to as
                                           "excluded securities."

            INVESTMENT / ADVISOR                      INVESTMENT OBJECTIVE AND STRATEGY
            --------------------                      ---------------------------------
THE TIMOTHY PLAN STRATEGIC GROWTH FUND     The primary investment objective of the Timothy Plan
VARIABLE SERIES                            Strategic Growth Variable Series is to seek medium to
                                           high levels of long-term capital growth, with a secondary
Advisor - Timothy Partners, Ltd.           objective of current income. The Portfolio normally
                                           invests at least 75% in specific funds offered by the
                                           Timothy Plan family of funds. Fund investments are
                                           reallocated as new assets come into the Fund and at the
                                           end of each quarter, as needed to maintain the asset
                                           allocation. The securities in which the underlying funds
                                           are precluded from investing, by virtue of the funds' and
                                           Portfolio's ethical standards, are referred to as
                                           "excluded securities."

VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.

VAN KAMPEN UIF CORE PLUS FIXED INCOME      The investment objective of the Core Plus Fixed Income
PORTFOLIO-CLASS I                          Portfolio is to seek above-average total return over a
                                           market cycle of three to five years by investing
Advisor - Van Kampen (2)                   primarily in a diversified portfolio of fixed income
                                           securities. The Portfolio invests primarily in a
                                           diversified mix of dollar denominated investment grade
                                           fixed income securities, particularly U.S. Government,
                                           corporate and mortgage securities. The Portfolio
                                           ordinarily will seek to maintain an average weighted
                                           maturity in excess of five years. The Portfolio may
                                           invest opportunistically in non-dollar-denominated
                                           securities and high yield securities (commonly referred
                                           to as "junk bonds").

VAN KAMPEN UIF-U.S. MID CAP CORE           The investment objective of the U.S. Mid Cap Core
PORTFOLIO-CLASS I (formerly Mid Cap        Portfolio is to seek above-average total return over a
Value Portfolio)                           market cycle of three to five years by investing
                                           primarily in common stocks and other equity securities.
Advisor: - Van Kampen (2)                  The Portfolio invests primarily in common stocks of
                                           companies with capitalizations generally in the range of
                                           companies included in the S&P MidCap 400 Index. The
                                           Portfolio may purchase stocks that typically do not pay
                                           dividends.

Van Kampen UIF U.S. Real Estate            The investment objective of the U.S. Real Estate
Portfolio-Class I                          Portfolio is to seek above-average current income and
                                           long-term capital appreciation by investing primarily in
Advisor - Van Kampen (2)                   equity securities of companies in the U.S. real estate
                                           industry, including real estate investment trusts
                                           (REITs).

VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I     The investment objective of the Value Portfolio is to
                                           seek above-average total return over a market cycle of
Advisor - Van Kampen (2)                   three to five years by investing primarily in common
                                           stocks and other equity securities. The Portfolio invests
                                           primarily in common stocks of companies with
                                           capitalizations generally greater than $2.5 billion. The
                                           Portfolio focuses on stocks that are believed to be
                                           undervalued in comparison with the stock market as a
                                           whole, as measured by the S&P 500 Index. The Portfolio
                                           may purchase stocks that do not pay dividends; and it may
                                           invest, to a limited extent, in foreign equity
                                           securities.

(2) Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," serves as the investment advisor to the U.S. Mid Cap Core (formerly Mid Cap Value), Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Core (formerly Mid Cap Value), Value and Core Plus Fixed Income Portfolios.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.


If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.


New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

* Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

                  ANNUITY INVESTORS LIFE INSURANCE COMPANY (R)


The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.


The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. ("GAFRI"), a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

                              THE SEPARATE ACCOUNT


The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.


The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.


Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

                          GREAT AMERICAN ADVISORS, INC.


Great American Advisors(TM), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.

GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications or order tickets for the Contracts through its registered representatives. These broker-dealers are registered with the SEC and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.


The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to Owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

                             CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BY THE COMPANY

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Except as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.


The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders and Withdrawals section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

 Purpose of Charge               Offset expenses incurred by the Company in the
                                 sale of the Contracts, including commissions paid and costs of sales literature.

 Amount of Charge                Up to 7% of each purchase payment withdrawn
                                 from the Contract depending on number of years elapsed since receipt of the purchase payment.

Number of full years elapsed
between date of receipt of
purchase payment and date request
for withdrawal or surrender received     0          1         2         3         4         5         6      7 or more
----------------------------------------------------------------------------------------------------------------------
CDSC as a percentage of purchase
payment withdrawn or surrendered         7%         6%        5%        4%        3%        2%        1%        0%

 When Assessed                   On surrenders or withdrawals of purchase
                                 payments during the Accumulation Period.

 Assessed Against What           Purchase payments only, not earnings. See the
                                 Surrenders and Withdrawals section of this prospectus for information on order of withdrawal of earnings and purchase payments.

 Waivers                         -  Free withdrawal privilege. See the
                                    Surrenders and Withdrawals section of this prospectus for information.

                                 -  In the Company's discretion where the
                                    Company incurs reduced sales and servicing expenses.

                                 - Upon separation from service if the Contract issued with employer plan endorsement or deferred compensation endorsement.

                                 -  If the Contract is issued with a
                                    tax-sheltered annuity endorsement (and
                                    without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force ten years or more.

                                 -  Long-term care waiver rider. See the
                                    Surrenders and Withdrawals section of this prospectus for information.

                                 -  If the Social Security Administration
                                    determines after the Contract is issued that the Owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                                 -  Successor Owner election. See the Account
                                    Value section of this prospectus for
                                    information.

                                 -  Where required to satisfy state law or
                                    required for participation in certain
                                    retirement plans.



CONTRACT MAINTENANCE FEE

 Purpose of Charge               Offset expenses incurred in issuing the
                                 Contracts and in maintaining the Contracts and the Separate Account.

 Amount of Charge                $30.00 per year.

 When Assessed                   During the Accumulation Period the charge is
                                 deducted on each anniversary of the effective date of the Contract, and at time of surrender.
                                 During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

 Assessed Against What           Amounts invested in the Subaccounts. During the
                                 Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge.
                                 During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account.
                                 The charge is not assessed against the Fixed
                                 Account options.

 Waivers                         -  During Accumulation Period if the Account
                                    Value is at least $40,000 on the date the charge is due (individual contracts only).

                                 - During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

                                 -  In the Company's discretion where the
                                    Company incurs reduced sales and servicing expenses.

                                 - During Benefit Payment Period where required to satisfy state law.

TRANSFER FEE

 Purpose of Charge               Offset cost incurred in administering the
                                 Contracts.


 Amount of Charge                $25 for each transfer in excess of 12 in any
                                 contract year. The Company reserves the right to change the amount of this charge at any time, or the number of transfers which can be made without incurring the charge at any time.


 When Assessed                   During the Accumulation Period.

 Assessed Against What           Deducted from amount transferred.

 Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE

 Purpose of Charge               Offset expenses incurred in administering the
                                 Contracts and the Separate Account.

 Amount of Charge                Daily charge equal to 0.000411% of the daily
                                 Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

 When Assessed                   During the Accumulation Period and during the
                                 Benefit Payment Period if a variable dollar benefit is elected.

 Assessed Against What           Amounts invested in the Subaccounts. Not
                                 assessed against the Fixed Account options.

 Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.


MORTALITY AND EXPENSE RISK CHARGE

 Purpose of Charge               Compensation for bearing certain mortality and
                                 expense risks under the Contract. Mortality risks arise from the Company's obligation to make benefit payments during the Benefit
                                 Payment Period and to make the death benefit.
                                 The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate
                                 Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

 Amount of Charge                Daily charge equal to 0.003446% of the daily
                                 Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

 When Assessed                   During the Accumulation Period, and during the
                                 Benefit Payment Period if a variable dollar benefit is elected.

 Assessed Against What           Amounts invested in the Subaccounts. Not
                                 assessed against the Fixed Account options.

 Waivers When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as "Enhanced Contracts." The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

PREMIUM TAXES

Currently some state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.


DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

                                  THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.


RIGHT TO CANCEL

The Owner of an individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.


PERSONS WITH RIGHTS UNDER A CONTRACT

OWNER: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

JOINT OWNERS: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse must make an election within one year of the Owner's death.

ANNUITANT: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

BENEFICIARY: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.


PAYEE: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.


ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

                               ACCUMULATION PERIOD


Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrender or withdrawal, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Withdrawals and Contract Loans sections of this prospectus.


ACCOUNT STATEMENTS

During the Accumulation Period, the Company will provide a report of the Contract's Account Value, and any other information required by law, at least once each contract year. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

ACCOUNT VALUE


The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) the value of the Owner's interest in the Fixed Account options as of that time; and
(2) the value of the Owner's interest in the Subaccounts as of that time. The value of the Owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawal, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.


ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

         -        transfer from a Subaccount


         -        surrender or withdrawal from the Subaccounts


         -        payment of a death benefit

         - application of the amounts in the Subaccounts to a settlement option

         -        deduction of the contract maintenance fee

         -        deduction of any transfer fee


SUCCESSOR OWNER ELECTION

If the Contract is issued after May 1, 2004, and the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.


PURCHASE PAYMENTS

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:


                                                              TAX-QUALIFIED                NON-TAX-QUALIFIED
                                                              -------------                -----------------
MINIMUM INITIAL PURCHASE PAYMENT                             $2,000                        $5,000
MINIMUM MONTHLY PAYMENT UNDER PERIODIC PAYMENT PROGRAM          $50                           $100
MINIMUM ADDITIONAL PAYMENTS                                  $50                           $50
MAXIMUM SINGLE PURCHASE PAYMENT                              $500,000 or Company           $500,000 or Company
                                                             approval                      approval


The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.


Each purchase payment will be applied by the Company to the credit of the Owner's account. If the application or order ticket form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket form is not in good order, the Company will attempt to get the application or order ticket form in good order within five business days. If the application or order ticket form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application or order ticket form is in good order. Once the application or order ticket form is in good order, the purchase payment will be applied to the Owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

The Company may, in its sole discretion, restrict or prohibit the credit of purchase payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.


INVESTMENT OPTIONS--ALLOCATIONS

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:

         Fixed Accumulation Account Option
         One-Year Guaranteed Interest Rate Option
         Three-Year Guaranteed Interest Rate Option
         Five-Year Guaranteed Interest Rate Option
         Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:


                                                            TAX-QUALIFIED AND NON-TAX-QUALIFIED
                                                            -----------------------------------
MINIMUM ALLOCATION TO ANY SUBACCOUNT                        $10

MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT            $10

MINIMUM ALLOCATION TO FIXED ACCOUNT GUARANTEE PERIOD        $2,000
OPTION                                                      No amounts may be allocated to a
                                                            guarantee period option that
                                                            would extend beyond the Annuity
                                                            Commencement Date.

ALLOCATIONS TO EITHER FIVE-YEAR        For Contracts issued after May 1, 2004
GUARANTEED INTEREST RATE OPTION OR     for states where the Company has received
SEVEN-YEAR GUARANTEED INTEREST RATE    regulatory approval, amounts may be allocated
OPTION                                 to the Five-Year Guaranteed Interest Rate
                                       Option and the Seven-Year Guaranteed Interest
                                       Rate Option only during the first contract
                                       year.

ALLOCATION DURING RIGHT TO CANCEL      No current restrictions, but the Company
PERIOD                                 reserves the right to require that
                                       purchase payment(s) be allocated to the
                                       money market Subaccount or to the Fixed
                                       Accumulation Account option during the
                                       right to cancel period.



Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive interest at a rate no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from that date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

The Company may, in its sole discretion, restrict or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.


PRINCIPAL GUARANTEE PROGRAM


An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The Principal Guarantee Program is only available during the first Contract year.


RENEWAL OF FIXED ACCOUNT GUARANTEE OPTIONS


An amount allocated or transferred to a Fixed Account guarantee interest rate option will mature at the end of the guarantee period. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the contract. Such an election must be made within the 30-day period ending on the date the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, the amount will be allocated to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.


TRANSFERS


If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.


The current restrictions on transfers are:


                                          TAX-QUALIFIED AND NON-TAX-QUALIFIED
                                          -----------------------------------
MINIMUM TRANSFER FROM ANY SUBACCOUNT   $500 or balance of Subaccount, if less

MINIMUM TRANSFER FROM FIXED ACCOUNT    $500 or balance of Fixed Account option,
OPTION                                 if less

MINIMUM TRANSFER TO FIXED ACCOUNT      $2,000
GUARANTEE PERIOD OPTION                No amounts may be transferred to a
                                       guarantee period option, that would
                                       extend beyond the Annuity Commencement
                                       Date.

MAXIMUM TRANSFER FROM FIXED ACCOUNT    During any contract year, 20% of the
OPTION OTHER THAN FIXED ACCOUNT        Fixed Account option's value as of the
GUARANTEE PERIOD OPTION WHICH IS       most recent contract anniversary.
MATURING

TRANSFERS TO FIVE-YEAR GUARANTEED      For Contracts issued after May 1, 2004
INTEREST RATE OPTION OR SEVEN-YEAR     for states where the Company has received
GUARANTEED INTEREST RATE OPTION        regulatory approval, amounts may be
                                       transferred to the Five-Year Guaranteed
                                       Interest Rate Option and the Seven-Year
                                       Guaranteed Interest Rate Option only
                                       during the first contract year.

TRANSFERS FROM FIXED ACCOUNT OPTIONS   -  May not be made prior to first
                                          contract anniversary.

                                       -  Amounts transferred from Fixed Account
                                          options to Subaccounts may not be
                                          transferred back to Fixed Account
                                          options for a period of 6 months from
                                          the date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. The Company may, in its sole discretion, restrict or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

                                                                    MINIMUM ACCOUNT
           SERVICE                      DESCRIPTION                  REQUIREMENTS               LIMITATIONS/NOTES
           -------                      -----------                  ------------               -----------------
DOLLAR COST AVERAGING           Automatic transfers from      Source of funds must be at   Dollar cost averaging
There are risks involved in     the money market Subaccount   least $10,000. Minimum       transfers may not be made
switching between investments   to any other Subaccount(s),   transfer per month is        to any of the Fixed Account
available under the             or from the Fixed             $500. When balance of        options. The dollar cost
Contract. Dollar cost           Accumulation Account option   source of funds falls        averaging transfers will
averaging requires regular      to any Subaccount(s), on a    below $500, entire balance   take place on the last
investments regardless of       monthly or quarterly          will be allocated            Valuation Date of each
fluctuating price levels and    basis.                        according to dollar cost     calendar month or quarter
does not guarantee profits or                                 averaging instructions.      as requested by the Owner.
prevent losses in a declining
market. You should consider
your financial ability to
continue dollar cost
averaging transfers through
periods of changing price
levels.

PORTFOLIO REBALANCING           Automatically transfer        Minimum Account Value of     Transfers will take place
                                amounts between the           $10,000.                     on the last Valuation Date
                                Subaccounts and the Fixed                                  of each calendar quarter.
                                Accumulation Account option                                Portfolio rebalancing will
                                to maintain the percentage                                 not be available if the
                                allocations selected by the                                dollar cost averaging
                                Owner.                                                     program or an interest
                                                                                           sweep from the Fixed
                                                                                           Accumulation Account option
                                                                                           is being utilized.

INTEREST SWEEP                  Automatic transfers of the    Balance of each Fixed        Interest sweep transfers
                                income from any Fixed         Account option selected      will take place on the last
                                Account option(s) to any      must be at least $5,000.     Valuation Date of each
                                Subaccount(s).                Maximum transfer from each   calendar quarter. Interest
                                                              Fixed Account option         sweep is not available from
                                                              selected is 20% of such      the Seven-Year Guaranteed
                                                              Fixed Account option's       Interest Rate Option if the
                                                              value per year. Amounts      Principal Guarantee Program
                                                              transferred under the        is selected.
                                                              interest sweep program
                                                              will reduce the 20%
                                                              maximum transfer amount
                                                              otherwise allowed.

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

TERMINATION OF AUTOMATIC TRANSFER PROGRAMS

The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the service. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

OTHER RESTRICTIONS ON TRANSFERS

Transfers involving Subaccounts may be subject to restrictions or requirements if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. In particular, a pattern of transfers that coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may be unable to effectuate transfers in such situations.

Additionally, the Company reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect Contract Owners, Annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some Contract Owners (or third parties acting on their behalf). If the Company determines that a Contract Owner (or third party acting on the Contract Owner's behalf) is engaging in harmful short-term trading, the Company reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified Contract Owners to submit transfer requests via telephone, facsimile or over the Internet. If the Company exercises this right, affected Contract Owners would be limited to submitting transfer requests via U.S. mail. The Company may also refuse transfer requests submitted by specified Contract Owners (or third parties on their behalf) that exhibit a pattern of short-term trading. Any action taken by the Company pursuant to this provision will be preceded by 10 days' written notice to the affected Contract Owner(s). If the Company refuses a transfer request pursuant to this provision, the request may be resubmitted via U.S. mail. That transfer would then be effective as of the Valuation Date during which the Company receives the request for transfer via U.S. mail, and would be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.


Additionally, the Company may, in its sole discretion, restrict or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

SURRENDER AND WITHDRAWALS

An Owner may surrender a Contract in full or take a partial withdrawal during the Accumulation Period. A CDSC may apply on any surrender or withdrawal. The restrictions and charges on surrender and withdrawals are:

                                                         Tax-Qualified              Non-Tax-Qualified
                                                         -------------              -----------------
MINIMUM AMOUNT OF WITHDRAWAL                                                     $500

MINIMUM REMAINING SURRENDER VALUE AFTER WITHDRAWAL                               $500

AMOUNT AVAILABLE FOR SURRENDER OR WITHDRAWAL         Account Value subject to    Account Value, subject to
(valued as of end of Valuation Period in which       tax law or employer plan    employer plan restrictions
request for surrender or withdrawal is               restrictions on surrender   on withdrawals
received by the Company)                             or withdrawals

TAX PENALTY FOR EARLY WITHDRAWAL                     When applicable, 10% of amount before age 59 1/2

CONTRACT MAINTENANCE FEE ON SURRENDER                $30 (no CDSC applies to fee)

CONTINGENT DEFERRED SALES CHARGE ("CDSC")            Up to 7% of purchase payments

ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC             First from accumulated earnings (no CDSC applies) and
(order may be different for tax purposes)            then from purchase payments on "first-in, first-out"
                                                     basis (CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request, unless the Owner requests that the withdrawal be from a specific investment option. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of the amount surrendered or withdrawn may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawals as allowed by state law. Payment of the amounts surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.


FREE WITHDRAWAL PRIVILEGE


The Company will waive the CDSC on a full surrender or partial withdrawal during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of:
(a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.


If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

LONG-TERM CARE WAIVER RIDER


If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.


TERMINATION

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT


An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the Annuity Commencement Date.


The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request, and may be made or changed at any time.

The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.

In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.

DEATH BENEFIT AMOUNT


The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2000 and again in 2003, the Company sought approval from the various states for an endorsement with revised provisions concerning the determination of the Death Benefit Amount (the "2000 Death Benefit Endorsement" and "2003 Death Benefit Endorsement," respectively). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.


DEATH BENEFIT AMOUNT (VERSION 1)


This Version 1 of the Death Benefit Amount applies to:

         1) all Group and Individual Contracts issued in any state after May 1, 2004 and

         2) all Group and Individual Contracts issued prior to May 1, 2004 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

Death Benefit Amount

The Death Benefit will equal the greatest of:

      1)     the Account Value on the Death Benefit Valuation Date; or

      2) the total of all your purchase payments, reduced proportionally for partial surrenders; or

      3)     the Historic High Value.

The Historic High Value is equal to the lesser of (a) 200% of the total purchase payments, reduced proportionally for withdrawals and (b) the High Value, reduced proportionally for withdrawals taken after the High Value was reached. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 65. If the Contract was issued after the Owner's 60th birthday, there is no High Value. If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value. If there is no High Value, then there is no Historic High Value.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans. The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawals. The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date.


DEATH BENEFIT AMOUNT (VERSION 2)


This Version 2 of the Death Benefit Amount applies to:

      1) all Individual Contracts issued in Minnesota and California prior to May 1, 2004 and after the 2000 Death Benefit Endorsement was approved

      2) all Individual Contracts issued in any state (except Oregon, South Carolina or Washington) after the 2000 Death Benefit Endorsement was approved, but before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit will equal the greatest of:

      1)     the Account Value on the Death Benefit Valuation Date; or

      2)     the Minimum Death Benefit; or

      3)     the Historic High Value;

The Minimum Death Benefit is equal to total purchase payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal. If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date. If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract Anniversary prior to the 80th birthday. No interest will be added if the Owner was Age 80 before this Contract was issued.

The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner's 75th birthday, there is no High Value. If there is no High Value, then there is no Historic High Value.

The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date. Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

DEATH BENEFIT AMOUNT (VERSION 3)

This Version 3 of the Death Benefit Amount applies to:

1) all Individual Contracts issued in Oregon, South Carolina or Washington before the 2003 Death Benefit Endorsement was approved in those states;

2) all Individual Contracts issued in all other states before the 2000 Death Benefit Endorsement was approved in those states; and

3) all Group Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The death benefit will be an amount equal to the largest of the following three amounts:

    1)   The Account Value on the Death Benefit Valuation Date

    2) The total purchase payment(s), with interest at three percent (3%) per year through the Death Benefit Valuation Date or the Owner's 80th birthday if earlier, compounded annually, less any partial surrenders and any contingent deferred sales charges that applied to those amounts

    3) The largest Account Value on any contract anniversary after the fourth contract anniversary and prior to the Death Benefit Valuation Date or the Owner's 80th birthday if earlier, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

For all Contracts, the Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.


SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.


The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.


The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.


INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

LIFE ANNUITY: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

CALCULATION OF FIXED DOLLAR PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on 2000 annuity mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually. For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals and groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value of the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for all ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR PAYMENTS

The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company's minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.

The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

COMMUTED VALUES

After receiving benefits under a Contract for at least 5 years, the person entitled to payments may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of the payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement option elected.

Payment contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.


                               FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED RETIREMENT PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities ("IRAs"), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

ROTH IRAs

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59-1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

TAX-SHELTERED ANNUITIES

IRC 403(b) of the Code permits contributions to a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions.
Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70 1/2, the employee's retirement or other termination from employment.

TEXAS TEACHERS RETIREMENT SYSTEM

The Texas Teachers Retirement System ("TRS") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities. In order to qualify for inclusion as an investment option in the TRS program, the Contracts are subject to certain requirements established by TRS. Among other things, the TRS requirements impose limitations on total expenses (including expenses of the Portfolios). As a result, some of the Subaccounts and their underlying Portfolios may not be available to TRS Contract Owners for allocation of purchase payments or transfers. Similarly, certain optional benefits that are, or may be, offered to other Contract Owners for an extra charge may not be available to TRS Contract Owners due to these limitations.

PENSION AND PROFIT SHARING PLANS

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

GOVERNMENTAL DEFERRED COMPENSATION PLANS

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

NONQUALIFIED DEFERRED COMPENSATION PLANS

Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers may do so in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan (whether or not made from the Contract) may be subject to restrictions imposed by the IRC or by the plan.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

                                TAX-QUALIFIED PLANS
                       NONQUALIFIED DEFERRED COMPENSATION PLANS               BASIC NON-TAX-QUALIFIED CONTRACTS
                       ----------------------------------------               ---------------------------------
PLAN TYPES             -  IRC Section 401 (Pension and Profit Sharing)  -  IRC Section 72 only

                       -  IRC Section 403(b) (Tax-Sheltered Annuities)

                       -  IRC Section 408 (IRA, SEP, SIMPLE IRA)

                       -  IRC Section 408A (Roth IRA)

                       -  IRC Section 457

                       -  Nonqualified Deferred Compensation

WHO MAY PURCHASE A     Natural person, employer, or employer plan.      Anyone. Non-natural person may purchase but
CONTRACT               Nonqualified deferred compensation plans will    will generally lose tax-deferred status.
                       generally lose tax-deferred status of Contract
                       itself.

TAXATION OF            If there is an after-tax "investment in the      Account Value in excess of "investment in the
SURRENDERS             contract," a pro rata portion of the amount      contract" is included in taxable income.
                       surrendered is taxable income based on the       Generally, the "investment in the contract"
                       ratio of "investment in the contract" to         will equal the sum of all purchase payments
                       Account Value. Usually, 100% of distributions    less prior non-taxable withdrawals. Surrenders
                       from a qualified plan must be included in        are deemed to come from earnings first, and
                       taxable income because there were no after-tax   "investments in the contract" last.
                       contributions and therefore no "investment in
                       the contract." Qualified distributions           For a Contract purchased as part of an IRC
                       from Section 408A Roth IRA may be completely     Section 1035 exchange which includes
                       tax free.                                        contributions made before August 14, 1982
                                                                        ("pre-TEFRA contributions") partial withdrawals
                       Surrenders prior to age 59 1/2 may be subject    are not taxable until the pre-TEFRA
                       to 10% tax penalty (25% for a SIMPLE IRA within  contributions have been returned.
                       the first two years of participation).
                                                                        The taxable portion of any surrender prior to
                       Surrenders from tax-qualified Contracts may be   age 59 1/2 may be subject to a 10% tax penalty.
                       restricted to meet requirements of the Internal
                       Revenue Code or the terms of a retirement plan.

TAXATION OF BENEFIT    For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio
PAYMENTS (ANNUITY      of after-tax "investment in the contract" (if any) to the total expected payments, and the
BENEFIT PAYMENTS OR    balance is included in taxable income. For variable dollar benefit payments, a specific dollar
DEATH BENEFIT          amount of each payment is tax free, as predetermined by a pro rata formula, rather than a
PAYMENTS)              percentage of each payment. In either case, once the after-tax "investment in the contract" has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a Section 408A Roth IRA made five years or more after the first Roth IRA contribution may be completely tax free. The taxable portion of any payments received before age
                       59 1/2 may be subject to a 10% tax penalty (25% for SIMPLE IRA payments with in the first 2 years of participation). Tax penalties do not apply to any payments after the death of the
                       Owner.

TAXATION OF LUMP SUM   Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to
DEATH BENEFIT PAYMENT  death benefit distributions.

ASSIGNMENT OF          Assignment and transfer of Ownership generally   Generally, deferred earnings become taxable to
CONTRACT/ TRANSFER     not permitted.                                   transferor at time of transfer and transferee
OF OWNERSHIP                                                            receives an "investment in the contract" equal
                                                                        to the Account Value at that time. Gift tax
                                                                        consequences are not discussed herein.

WITHHOLDING            Eligible rollover distributions from Section     Generally, Payee may elect to have taxes
                       401, Section 403(b), and governmental Section    withheld or not.
                       457 plan Contracts subject to 20% mandatory
                       withholding on taxable portion unless direct
                       rollover. Other Section 457 plan benefits and
                       nonqualified deferred compensation plan
                       benefits subject to wage withholding. For all
                       other payments, Payee may elect to have taxes
                       withheld or not.

                           GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.


The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar payments.


NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

                           THE REGISTRATION STATEMENT


The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC's web site: http://www.sec.gov. The registration number for the Registration Statement is 333-19725.


                          OTHER INFORMATION AND NOTICES

HOUSEHOLDING - REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS


The Company and Great American Advisors(R), Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

                                                                                       Page
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) ....................................
     General Information and History ...........................................
     State Regulations .........................................................
SERVICES .......................................................................
      Safekeeping of Separate Account Assets ...................................
      Records and Reports ......................................................
      Experts ..................................................................
DISTRIBUTION OF THE CONTRACTS ..................................................
CALCULATION OF PERFORMANCE INFORMATION .........................................
     Money Market Subaccount Standardized Yield Calculation ....................
     Average Annual Total Return Calculation ...................................
     Cumulative Total Return Calculation .......................................
     Standardized Average Annual Total Return Data .............................
     Non-Standardized Average Annual Total Return Data .........................
     Other Performance Measures ................................................
BENEFIT UNITS-TRANSFER FORMULAS ................................................
FEDERAL TAX MATTERS ............................................................
     Taxation of Separate Account Income .......................................
     Tax Deferred Status of Non Qualified Contracts ............................
FINANCIAL STATEMENTS ...........................................................


Copies of the Statement of Additional Information dated May 1, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.


 Name:
_________________________________________________________________________
 Address:
_________________________________________________________________________
 City:
_________________________________________________________________________
 State:
_________________________________________________________________________
 Zip:
_________________________________________________________________________

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R)VARIABLE ACCOUNT B

                            THE COMMODORE SPIRIT(SM)
             GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004


Annuity Investors Life Insurance Company (the "Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for The Commodore Spirit Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.


THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE OPTIONAL ENHANCED DEATH BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY
      1, 2003 AND YOU PURCHASED THE OPTIONAL ENHANCED DEATH BENEFIT RIDER.


The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: www.sec.gov. The registration number for The Commodore Spirit is 333-19725.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS
    SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus or this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED.

- THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT UNION.

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS.

-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE.

          SECTIONS OF PROSPECTUS AMENDED OR REPLACED IN THEIR ENTIRETY

The "SEPARATE ACCOUNT ANNUAL EXPENSES" and the "EXAMPLES" subsections of the "EXPENSE TABLES" section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

                                                                           OPTIONAL DEATH          OPTIONAL DEATH
   SEPARATE ACCOUNT ANNUAL EXPENSES                                      BENEFIT CONTRACTS       BENEFIT CONTRACTS
(as a % of the average value of the Owner's                              (ISSUE AGE 65 AND       (ISSUE AGE OVER 65
interest in the Subaccounts)                     STANDARD CONTRACTS           YOUNGER)             AND UNDER 79)
-------------------------------------------      ------------------      -----------------       ------------------
Mortality and Expense Risk Charge                      1.25%                   1.35%                   1.50%
Administration Charge                                  0.15%                   0.15%                   0.15%
                                                       -----                   -----                   -----
Total Separate Account Annual Expenses                 1.40%                   1.50%                   1.65%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

The first example assumes you invest $10,000 in a Contract with the Optional Death Benefit and you are over age 65 (highest possible Separate Account charges) for the time periods indicated, and that your investment has a 5% return each year. The example also assumes either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)     If you surrender your Contract at the end of the applicable time period:

           1 YEAR    3 YEARS  5 YEARS  10 YEARS
           ------    -------  -------  --------
MAXIMUM
MINIMUM

(2)     If you annuitize your Contract at the end of the applicable time period:

           1 YEAR*   3 YEARS  5 YEARS  10 YEARS
           -------   -------  -------  --------
MAXIMUM
MINIMUM

* Annuitization is not permitted under the Contract until after the second Contract year.

(3)     If you do not surrender your Contract:

           1 YEAR    3 YEARS  5 YEARS  10 YEARS
           ------    -------  -------  --------
MAXIMUM
MINIMUM

The next example assumes you invest $10,000 in a Contract with no optional features (lowest possible Separate Account charges) for the time periods indicated, and that your investment has a 5% return each year. The example also assumes either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)     If you surrender your Contract at the end of the applicable time period:

           1 YEAR    3 YEARS  5 YEARS  10 YEARS
           ------    -------  -------  --------
MAXIMUM
MINIMUM

(2)     If you annuitize your Contract at the end of the applicable time period:

           1 YEAR*   3 YEARS  5 YEARS  10 YEARS
           -------   -------  -------  --------
MAXIMUM     N/A
MINIMUM     N/A

* Annuitization is not permitted under the Contract until after the second Contract year.


(3)     If you do not surrender your Contract:

           1 YEAR    3 YEARS  5 YEARS  10 YEARS
           ------    -------  -------  --------
MAXIMUM
MINIMUM

The "CONDENSED FINANCIAL INFORMATION" section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

                                                  OPTIONAL
                                   OPTIONAL     DEATH BENEFIT     OPTIONAL          OPTIONAL
                                DEATH BENEFIT   (ISSUE AGE 65   DEATH BENEFIT     DEATH BENEFIT
                   STANDARD     (ISSSUE AGE 65  AND YOUNGER)   (ISSUE AGE OVER   (ISSUE AGE OVER
  STANDARD       ACCUMULATION    AND YOUNGER)   ACCUMULATION     65/UNDER 79)      65/UNDER 79)
ACCUMULATION        UNITS        ACCUMULATION      UNITS        ACCUMULATION      ACCUMULATION
 UNIT VALUE       OUTSTANDING     UNIT VALUE     OUTSTANDING     UNIT VALUE     UNITS OUTSTANDING    YEAR
-----------      -------------  --------------  -------------  --------------   -----------------  --------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-INITIAL SHARES
                                                                                                   12/31/03
   7.930106        960,232.146    7.887332         576.445        7.823843           0.000         12/31/02
  11.317226      1,066,026.751   11.267308         297.025       11.193188           0.000         12/31/01
  14.823134        894,007.973      N/A              N/A            N/A               N/A          12/31/00
  16.894039        408,482.196      N/A              N/A            N/A               N/A          12/31/99
  13.169143        140,614.024      N/A              N/A            N/A               N/A          12/31/98
  10.320883         26,332.500      N/A              N/A            N/A               N/A          12/31/97
DREYFUS STOCK INDEX FUND-INITIAL SHARES
                                                                                                   12/31/03
   9.349226      4,454,143.840    9.298818      10,366.380        9.224023          95.159         12/31/02
  12.210993      4,141,595.630   12.157172       6,156.673       12.077250           5.882         12/31/01
  14.100696      3,598,196.884      N/A              N/A            N/A               N/A          12/31/00
  15.760394      2,129,772.165      N/A              N/A            N/A               N/A          12/31/99
  13.250646        779,485.606      N/A              N/A            N/A               N/A          12/31/98
  10.479569         69,510.645      N/A              N/A            N/A               N/A          12/31/97
DREYFUS VIF-APPRECIATION PORTFOLIO-INITIAL SHARES
                                                                                                   12/31/03
  10.264481        821,738.414   10.209165       2,136.034       10.127012           0.000         12/31/02
  12.497173        717,965.716   12.442111          17.774       12.360270           0.000         12/31/01
  13.974173        649,590.073      N/A              N/A            N/A               N/A          12/31/00
  14.262203        517,772.082      N/A              N/A            N/A               N/A          12/31/99
  12.975443        170,523.015      N/A              N/A            N/A               N/A          12/31/98
  10.103905         18,347.666      N/A              N/A            N/A               N/A          12/31/97
DREYFUS VIF-DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES (FORMERLY SMALL CAP PORTFOLIO)
                                                                                                   12/31/03
   9.888294        887,931.962    9.835242       1,414.885        9.756123           0.000         12/31/02
  12.397758        698,539.631   12.343426       1,920.104       12.262277           0.000         12/31/01
  13.391746        482,890.909      N/A              N/A            N/A               N/A          12/31/00
  11.984035        275,503.637      N/A              N/A            N/A               N/A          12/31/99
   9.867472        171,968.905      N/A              N/A            N/A               N/A          12/31/98
  10.362314         41,359.506      N/A              N/A            N/A               N/A          12/31/97
DREYFUS VIF-GROWTH AND INCOME PORTFOLIO-INITIAL SHARES
                                                                                                   12/31/03
   8.409071        633,983.863    8.363529          16.060        8.296242           0.000         12/31/02
  11.419341        646,842.656   11.368715           0.881       11.293965           0.000         12/31/01
  12.299306        572,006.660      N/A              N/A            N/A               N/A          12/31/00
  12.961023        331,756.261      N/A              N/A            N/A               N/A          12/31/99
  11.243790        159,409.837      N/A              N/A            N/A               N/A          12/31/98
  10.196538         32,231.762      N/A              N/A            N/A               N/A          12/31/97
DREYFUS VIF-MONEY MARKET PORTFOLIO
                                                                                                   12/31/03
   1.153638     26,597,370.970    1.150055       3,512.734        1.141986           0.000         12/31/02
   1.153108     17,775,594.379    1.150535       3,127.264        1.143962           0.000         12/31/01

                                                  OPTIONAL
                                   OPTIONAL     DEATH BENEFIT     OPTIONAL          OPTIONAL
                                DEATH BENEFIT   (ISSUE AGE 65   DEATH BENEFIT     DEATH BENEFIT
                   STANDARD     (ISSSUE AGE 65  AND YOUNGER)   (ISSUE AGE OVER   (ISSUE AGE OVER
  STANDARD       ACCUMULATION    AND YOUNGER)   ACCUMULATION     65/UNDER 79)      65/UNDER 79)
ACCUMULATION        UNITS        ACCUMULATION      UNITS        ACCUMULATION      ACCUMULATION
 UNIT VALUE       OUTSTANDING     UNIT VALUE     OUTSTANDING     UNIT VALUE     UNITS OUTSTANDING    YEAR
-----------      -------------  --------------  -------------  --------------   -----------------  --------
   1.128116      7,677,545.259      N/A              N/A            N/A               N/A          12/31/00
   1.083700      2,638,837.162      N/A              N/A            N/A               N/A          12/31/99
   1.050876        658,981.650      N/A              N/A            N/A               N/A          12/31/98
   1.016499              0.000      N/A              N/A            N/A               N/A          12/31/97
INVESCO VIF-CORE EQUITY FUND
                                                                                                   12/31/03
  10.165715      1,100,758.403   10.111065       2,347.721       10.029707           0.000         12/31/02
  12.743764      1,199,392.254   12.687774       1,132.450       12.604335           0.000         12/31/01
  14.196834      1,018,117.732      N/A              N/A            N/A               N/A          12/31/00
  13.726769        553,696.171      N/A              N/A            N/A               N/A          12/31/99
  12.120155        200,541.938      N/A              N/A            N/A               N/A          12/31/98
  10.659157         33,269.983      N/A              N/A            N/A               N/A          12/31/97
INVESCO VIF DYNAMICS FUND
                                                                                                   12/31/03
   5.417943         78,143.205    5.409027          24.686        5.395649           0.000         12/31/02
   8.067308         93,275.876    8.061982           0.000        8.053984           0.000         12/31/01
INVESCO VIF FINANCIAL SERVICES FUND
                                                                                                   12/31/03
   8.070175        118,822.635    8.056892         876.437        8.037010           0.000         12/31/02
   9.616190         71,816.401    9.609846         876.437        9.600337           0.000         12/31/01
INVESCO VIF-HEALTH SCIENCES FUND
                                                                                                   12/31/03
   7.580976        210,450.701    7.568511       1,503.619        7.549835           0.000         12/31/02
  10.175290         59,824.959   10.168588       1,261.503       10.158532           0.000         12/31/01
INVESCO VIF-HIGH YIELD FUND
                                                                                                   12/31/03
   8.186958        488,086.809    8.143408         983.299        8.077935           0.000         12/31/02
   8.410616        546,183.962    8.374125         646.543        8.319082           0.000         12/31/01
  10.025816        403,918.794      N/A              N/A            N/A               N/A          12/31/00
  11.510803        221,636.210      N/A              N/A            N/A               N/A          12/31/99
  10.689459         70,047.913      N/A              N/A            N/A               N/A          12/31/98
  10.687084         10,260.821      N/A              N/A            N/A               N/A          12/31/97
INVESCO VIF-SMALL COMPANY GROWTH FUND
                                                                                                   12/31/03
   6.004149        155,173.901    5.994252          27.131        5.979440           0.000         12/31/02
   8.838420         27,720.462    8.832577           5.420        8.823828           0.000         12/31/01
JANUS ASPEN SERIES BALANCED PORTFOLIO-INSTITUTIONAL SHARES
                                                                                                   12/31/03
  14.676594      3,702,620.254   14.597522       9,029.715       14.480100         715.911         12/31/02
  15.907374      3,578,735.833   15.837295       3,807.168       15.733155           4.244         12/31/01
  16.920712      3,181,464.624      N/A              N/A            N/A               N/A          12/31/00
  17.556100      1,571,579.505      N/A              N/A            N/A               N/A          12/31/99
  14.043929        373,285.807      N/A              N/A            N/A               N/A          12/31/98
  10.604609         30,519.754      N/A              N/A            N/A               N/A          12/31/97
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO-INSTITUTIONAL SHARES
                                                                                                   12/31/03
   6.859260      1,548,077.357    6.834023       6,699.916        6.796979           0.000         12/31/02
   8.247987      1,650,016.481    8.225736       6,505.660        8.193291           0.000         12/31/01

                                                  OPTIONAL
                                   OPTIONAL     DEATH BENEFIT     OPTIONAL          OPTIONAL
                                DEATH BENEFIT   (ISSUE AGE 65   DEATH BENEFIT     DEATH BENEFIT
                   STANDARD     (ISSSUE AGE 65  AND YOUNGER)   (ISSUE AGE OVER   (ISSUE AGE OVER
  STANDARD       ACCUMULATION    AND YOUNGER)   ACCUMULATION     65/UNDER 79)      65/UNDER 79)
ACCUMULATION        UNITS        ACCUMULATION      UNITS        ACCUMULATION      ACCUMULATION
 UNIT VALUE       OUTSTANDING     UNIT VALUE     OUTSTANDING     UNIT VALUE     UNITS OUTSTANDING    YEAR
-----------      -------------  --------------  -------------  --------------   -----------------  --------
  10.678675      1,384,637.536      N/A              N/A            N/A               N/A          12/31/00
  13.234548        471,936.628      N/A              N/A            N/A               N/A          13/31/99
JANUS ASPEN SERIES GROWTH PORTFOLIO-INSTITUTIONAL SHARES
                                                                                                   12/31/03
   8.817912      2,338,003.425    8.770520       3,725.518        8.699912           0.000         12/31/02
  12.166993      2,211,504.181   12.113565       2,990.215       12.033855           0.000         12/31/01
  16.393493      1,792,958.592      N/A              N/A            N/A               N/A          12/31/00
  19.453513        643,514.256      N/A              N/A            N/A               N/A          12/31/99
  13.699715        172,190.630      N/A              N/A            N/A               N/A          12/31/98
  10.239960         32,737.591      N/A              N/A            N/A               N/A          12/31/97
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO-INSTITUTIONAL SHARES
                                                                                                   12/31/03
   9.318679        678,787.112    9.268321       1,063.812        9.193752           0.000         12/31/02
  12.698027        675,126.139   12.641893         805.229       12.558761           0.000         12/31/01
  16.774550        620,740.857      N/A              N/A            N/A               N/A          12/31/00
  20.234788        142,343.325      N/A              N/A            N/A               N/A          12/31/99
  11.256365         45,382.775      N/A              N/A            N/A               N/A          12/31/98
   9.735841         12,541.039      N/A              N/A            N/A               N/A          12/31/97
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO-INSTITUTIONAL SHARES (FORMERLY AGGRESSIVE GROWTH PORTFOLIO)
                                                                                                   12/31/03
   9.005921      1,290,667.557    8.957530       2,939.253        8.885444           0.000         12/31/02
  12.672131      1,215,838.484   12.616505       1,551.472       12.533526           0.000         12/31/01
  21.224171        993,843.327      N/A              N/A            N/A               N/A          12/31/00
  31.565210        329,807.902      N/A              N/A            N/A               N/A          12/31/99
  14.199318         53,896.345      N/A              N/A            N/A               N/A          12/31/98
  10.723950          2,830.076      N/A              N/A            N/A               N/A          12/31/97
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO-INSTITUTIONAL SHARES
                                                                                                   12/31/03
   9.574914      2,438,561.261    9.523209       2,621.610        9.446581           0.000         12/31/02
  13.032840      2,364,153.929   12.975281       1,362.573       12.889939           0.000         12/31/01
  17.039678      2,082,293.354      N/A              N/A            N/A               N/A          12/31/00
  20.488548      1,026,072.851      N/A              N/A            N/A               N/A          12/31/99
  12.632936        402,131.168      N/A              N/A            N/A               N/A          12/31/98
   9.935860         56,665.753      N/A              N/A            N/A               N/A          12/31/97
PBHG GROWTH II PORTFOLIO
                                                                                                   12/31/03
   6.564979        317,797.743    6.529919         518.350        6.477346           0.000         12/31/02
   9.568587        349,991.649    9.526892         272.267        9.464217           0.000         12/31/01
  16.299948        351,987.801      N/A              N/A            N/A               N/A          12/31/00
  19.835104         67,359.578      N/A              N/A            N/A               N/A          12/31/99
  10.147606         24,618.770      N/A              N/A            N/A               N/A          12/31/98
   9.511124          6,195.935      N/A              N/A            N/A               N/A          12/31/97
PBHG LARGE CAP GROWTH PORTFOLIO
                                                                                                   12/31/03
  10.205869        529,410.520   10.150960       1,431.428       10.069293          79.780         12/31/02
  14.641681        541,607.501   14.577306       2,007.334       14.481461           4.678         12/31/01
  20.703434        484,474.409      N/A              N/A            N/A               N/A          12/31/00
  21.307087        158,614.893      N/A              N/A            N/A               N/A          12/31/99

                                                  OPTIONAL
                                   OPTIONAL     DEATH BENEFIT     OPTIONAL          OPTIONAL
                                DEATH BENEFIT   (ISSUE AGE 65   DEATH BENEFIT     DEATH BENEFIT
                   STANDARD     (ISSSUE AGE 65  AND YOUNGER)   (ISSUE AGE OVER   (ISSUE AGE OVER
  STANDARD       ACCUMULATION    AND YOUNGER)   ACCUMULATION     65/UNDER 79)      65/UNDER 79)
ACCUMULATION        UNITS        ACCUMULATION      UNITS        ACCUMULATION      ACCUMULATION
 UNIT VALUE       OUTSTANDING     UNIT VALUE     OUTSTANDING     UNIT VALUE     UNITS OUTSTANDING    YEAR
-----------      -------------  --------------  -------------  --------------   -----------------  --------
  13.076352         31,474.961      N/A              N/A            N/A               N/A          12/31/98
  10.150555         11,415.131      N/A              N/A            N/A               N/A          12/31/97
PBHG MID-CAP PORTFOLIO
                                                                                                   12/31/03
   8.081499        690,961.567    8.068197       3,058.963        8.048289           0.000         12/31/02
  10.074367        224,532.821   10.067711       1,031.275       10.057747           0.000         12/31/01
PBHG SELECT VALUE PORTFOLIO
                                                                                                   12/31/03
   6.755996        379,523.798    6.744883         580.828        6.728240           0.000         12/31/02
   9.142710        286,441.118    9.136677          99.956        9.127647           0.000         12/31/01
PBHG TECHNOLOGY & COMMUNICATION PORTFOLIO
                                                                                                   12/31/03
   4.741823      1,894,838.669    4.716523         976.906        4.678535           0.000         12/31/02
  10.450474      1,591,254.973   10.405028         533.324       10.336536           0.000         12/31/01
  22.227020      1,164,557.256      N/A              N/A            N/A               N/A          12/31/00
 38.941.384        433,441.908      N/A              N/A            N/A               N/A          12/31/99
  11.808346         65,820.143      N/A              N/A            N/A               N/A          12/31/98
   9.057045         20,974.008      N/A              N/A            N/A               N/A          12/31/97
SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                                                                                                   12/31/03
   5.644081        187,535.206    5.623237          22.891        5.592777           0.000         12/31/02
   7.299765         98,100.403    7.280005           0.000        7.251304           0.000         12/31/01
   9.829207         74,370.108      N/A              N/A            N/A               N/A          12/31/00
  11.958486          6,821.832      N/A              N/A            N/A               N/A          12/31/99
SCUDDER VIT SMALL CAP INDEX FUND
                                                                                                   12/31/03
   8.673629        165,980.862    8.641731         127.264        8.594957           0.000         12/31/02
  11.074827        153,151.939   11.045017           0.000       11.001506           0.000         12/31/01
  11.003134         83,894.729      N/A              N/A            N/A               N/A          12/31/00
  11.606269         15,259.149      N/A              N/A            N/A               N/A          12/31/99
STRONG OPPORTUNITY FUND II
                                                                                                   12/31/03
  11.513924        666,398.705   11.452046       4,721.368       11.359915           0.000         12/31/02
  15.954009        638,318.778   15.883942       2,611.083       15.779526           0.000         12/31/01
  16.800998        317,789.969      N/A              N/A            N/A               N/A          12/31/00
  15.981484        138,453.066      N/A              N/A            N/A               N/A          12/31/99
  12.012034         72,644.387      N/A              N/A            N/A               N/A          12/31/98
  10.727356          6,416.208      N/A              N/A            N/A               N/A          12/31/97
STRONG VIF-MID CAP GROWTH FUND II
                                                                                                   12/31/03
   8.984712        569,056.186    8.936485         266.028        8.864569           0.000         12/31/02
  14.588097        573,334.387   14.524149         190.193       14.428645           0.000         12/31/01
  21.369830        454,659.296      N/A              N/A            N/A               N/A          12/31/00
  25.444156        120,559.085      N/A              N/A            N/A               N/A          12/31/99
  13.587521         33,197.715      N/A              N/A            N/A               N/A          12/31/98
  10.707133          2,147.556      N/A              N/A            N/A               N/A          12/31/97
THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES
                                                                                                   12/31/03

                                                  OPTIONAL
                                   OPTIONAL     DEATH BENEFIT     OPTIONAL          OPTIONAL
                                DEATH BENEFIT   (ISSUE AGE 65   DEATH BENEFIT     DEATH BENEFIT
                   STANDARD     (ISSSUE AGE 65  AND YOUNGER)   (ISSUE AGE OVER   (ISSUE AGE OVER
  STANDARD       ACCUMULATION    AND YOUNGER)   ACCUMULATION     65/UNDER 79)      65/UNDER 79)
ACCUMULATION        UNITS        ACCUMULATION      UNITS        ACCUMULATION      ACCUMULATION
 UNIT VALUE       OUTSTANDING     UNIT VALUE     OUTSTANDING     UNIT VALUE     UNITS OUTSTANDING    YEAR
-----------      -------------  --------------  -------------  --------------   -----------------  --------
   8.916475        167,693.588    8.910599       1,125.801        8.901785           0.000         12/31/02
THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES
                                                                                                   12/31/03
   8.194917        159,507.218    8.189622       4,019.666        8.181687           0.000         12/31/02
VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
                                                                                                   12/31/03
  13.437077      1,065,387.210   13.364910       4,148.255       13.257429           0.000         12/31/02
  12.694998        713,042.852   12.639254       1,707.009       12.556166           0.000         12/31/01
  11.776122        380,480.921      N/A              N/A            N/A               N/A          12/31/00
  10.749115        279,193.758      N/A              N/A            N/A               N/A          12/31/99
  11.079965         46,348.096      N/A              N/A            N/A               N/A          12/31/98
  10.412276              4.653      N/A              N/A            N/A               N/A          12/31/97
VAN KAMPEN UIF U.S. MID CAP CORE PORTFOLIO-CLASS I
                                                                                                   12/31/03
  11.143745        383,714.571   11.083937       1,481.185       10.994728           0.000         12/31/02
  15.699340        335,452.774   15.630514       1,469.904       15.527702           0.000         12/31/01
  16.438193        253,713.630      N/A              N/A            N/A               N/A          12/31/00
  15.049488        183,388.647      N/A              N/A            N/A               N/A          12/31/99
  12.705082        111,076.120      N/A              N/A            N/A               N/A          12/31/98
  11.113227         16,674.966      N/A              N/A            N/A               N/A          12/31/97
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
                                                                                                   12/31/03
  12.811814        469,712.672   12.743027       1,071.599       12.640537           0.000         12/31/02
  13.094325        269,466.499   13.036863          14.584       12.951155           0.000         12/31/01
  12.088940        147,402.642      N/A              N/A            N/A               N/A          12/31/00
   9.482378         86,941.426      N/A              N/A            N/A               N/A          12/31/99
   9.758808         43,786.457      N/A              N/A            N/A               N/A          12/31/98
  11.101269          7,200.060      N/A              N/A            N/A               N/A          12/31/97
VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I
                                                                                                   12/31/03
   9.098209        526,832.864    9.049071       1,116.611        8.976240           0.000         12/31/02
  11.851536        401,628.667   11.799174          31.284       11.721567           0.000         12/31/01
  11.751659        132,621.948      N/A              N/A            N/A               N/A          12/31/00
   9.536137         78,330.649      N/A              N/A            N/A               N/A          12/31/99
   9.848411         34,212.111      N/A              N/A            N/A               N/A          12/31/98
  10.204064          9,944.401      N/A              N/A            N/A               N/A          12/31/97

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2003. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the INVESCO VIF-Health Sciences Fund, INVESCO VIF-Dynamics Fund, INVESCO VIF-Financial Services Fund, INVESCO VIF-Small Company Growth Fund, PBHG Select Value Portfolio, and PBHG Mid-Cap Portfolio or as of May 1, 2002, (the effective date of the Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the SAI.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the SAI.


YIELD DATA

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Subaccount other than the money market Subaccount.


TOTAL RETURN DATA

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSC and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without the Optional Death Benefit than for a Contract with this feature. If an Owner selects this feature, total return data will be higher if the Owner is age 65 or younger at issue than if the Owner is over age 65 at issue.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages;

- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

- compare investment return on a tax-deferred basis with currently taxable investment return;

-    illustrate investment returns by graphs, charts, or otherwise.

The "MORTALITY AND EXPENSE RISK CHARGE" subsection of the "CHARGES AND DEDUCTIONS" section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

MORTALITY AND EXPENSE RISK CHARGE

 Purpose of Charge       Compensation for bearing certain mortality and expense
                         risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

 Amount of Charge        Daily charge equal to 0.003403% of the daily Net Asset
                         Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%.
                         Contracts with the 1.25% mortality and expense risk charge are referred to as "Standard Contracts."

                         For individual contracts with the optional Enhanced Death Benefit Amount, a daily charge equal to 0.003674% of the daily Net Asset Value for each Subaccount if issued to an Owner age 65 and younger, or 0.004079% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 65 but under age 79, which correspond to an effective annual rate of 1.35% or 1.50%, respectively. The Company estimates that the mortality risk component of these charges is 0.85% or 1.00%, respectively, and that the expense risk component remains at 0.50%. Contracts with the optional Enhanced Death Benefit Amount are referred to as "Optional Death Benefit Contracts." The optional Enhanced Death Benefit Amount is not available for Enhanced Contracts.

 When Assessed           During the Accumulation Period, and during the Benefit
                         Payment Period if a variable dollar benefit is elected.

 Assessed Against What   Amounts invested in the Subaccounts. Not assessed
                         against the Fixed Account options.

 Waivers                 None.

The "BENEFIT PAYMENT PERIOD" section is amended by adding the following material:

OPTIONAL ENHANCED DEATH BENEFIT AMOUNT

If an Owner purchased an individual Contract that was issued before his 79th birthday, the Owner could have elected the optional Enhanced Death Benefit Amount. If elected, the additional charge for this benefit is included in the mortality and expense risk charge as described in the Charges and Deductions section of the Contract Prospectus. This benefit must have been elected before the Contract was issued. It cannot be discontinued after the Contract was issued. The optional Enhanced Death Benefit Amount was not available for Enhanced Contracts.

The Enhanced Death Benefit Amount will equal the greatest of:

     1)    the Account Value on the Death Benefit Valuation Date;

     2)    the Enhanced Minimum Death Benefit; or

     3)    the Enhanced Historic High Value.

The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date. If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract Anniversary prior to the 80th birthday.

The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for partial surrenders taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account

Value was reduced on the date of the partial surrender. The Enhanced High Value is the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to Age 80.

The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amounts described above.

An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of the Contract Prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

ANNUITY INVESTORS LIFE INSURANCE COMPANY
ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENT OF ADDITIONAL INFORMATION FOR
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2004

     This Statement of Additional Information supplements the current prospectuses for Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company(R) through Annuity Investors(R) Variable Account B ("Separate Account"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

     A copy of the prospectus applicable to your contract dated May 1, 2004, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

                                TABLE OF CONTENTS

                                                                      Page
                                                                      ----
ANNUITY INVESTORS LIFE INSURANCE COMPANY...........................     3
      General Information and History..............................     3
      State Regulations............................................     3
SERVICES...........................................................     3
      Safekeeping of Separate Account Assets.......................     3
      Records and Reports..........................................     3
      Experts......................................................     3
DISTRIBUTION OF THE CONTRACTS......................................     4
CALCULATION OF PERFORMANCE INFORMATION.............................     4
      Money Market Subaccount Standardized Yield Calculation.......     4
      Average Annual Total Return Calculation......................     6
      Cumulative Total Return Calculation..........................     6
      Standardized Average Annual Total Return Data................     7
      Non Standardized Average Annual Total Return Data............    11
OTHER PERFORMANCE MEASURES.........................................    13
BENEFIT UNITS - TRANSFER FORMULAS..................................    15
FEDERAL TAX MATTERS................................................    16
      Taxation of Separate Account Income..........................    16
      Tax Deferral On Non-tax Qualified Contracts..................    17
FINANCIAL STATEMENTS...............................................    17

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

                                    SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the Fixed Account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner's last known address.

EXPERTS

The financial statements of the Separate Account and the financial statements of the Company at December 31, 2003 and 2002, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202.

                          DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts registered under numbers 333-19725 and 333-51971 is expected to be continuous. Although the Company does not anticipate discontinuing the offering of these Contracts, the Company reserves the right to discontinue offering one or both of the Contracts. The offering of the Contract registered under number 333-51955 has been suspended. Additional purchase payments maybe made to this Contract, by existing Contract or Certificate owners. Although the Company does not anticipate any further offering of this Contract to new purchasers, the Company reserves the right to resume offering this Contract.

The approximate commissions received and retained by Great American Advisors, Inc. for sale of the Contracts for each of the last three fiscal years are as follows:

                                          Year Ended
              -------------------------------------------------------------------
                  12/31/2003            12/31/2002               12/31/2001
Registration  ------------------   ----------------------  ----------------------
Statement #   Received  Retained    Received    Retained    Received    Retained
------------  --------  --------   ----------   ---------  -----------  ---------
333-19725                          $1,684,519   $ 594,298  $ 2,741,101  $ 668,077
333-51955                          $  230,314   $ 114,917  $   189,671  $ 138,609
333-51971                          $  269,038   $  87,549  $   350,730  $  89,801

                     CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

     Where:

     BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value ("AUV") for the

                Money Market Subaccount over a 7-day period determined as follows:

                AUV at end of 7-day period - AUV at beginning of 7-day period
                -------------------------------------------------------------
                                AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges and administration charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, and administration charges the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1

The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2003 are as follows: [TO BE UPDATED]

Contract      Total Separate Account Charges     Yield     Effective Yield
--------      ------------------------------     -----     ---------------
333-19725                  1.65%
                           1.50%
                           1.40%
                           1.10%
                           0.95%
333-51955                  1.40%
                           1.10%
                           0.95%
                           0.90%
                           0.75%
333-51971                  1.40%
                           1.25%

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company's Administrative Office toll free at 1-800-789-6771.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)(n) = ERV

Where:

     P      =    a hypothetical initial payment of $1,000
     T      =    average annual total return
     N      =    number of years
     ERV    =    ending redeemable value at the end of the one-, five-or
                 ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or Certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not Contract (or Certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

     CTR     =   the cumulative total return net of Subaccount recurring
                 charges, other than the Contract (or Certificate) maintenance fee, for the period

     ERV     =   ending redeemable value at the end of the one-, five-or
                 ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

     P       =   a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no Contract (or Certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                              S.E.C. FILE NO.
                                                                              333-19725
(Data reflects deduction of all recurring charges including
contingent deferred sales charges and contract (or
certificate) maintenance fees - data is the same for all                      STANDARD(1)
Standard Contracts)                                                           CONTRACTS

                                                                                        FROM
                            ALL PERIODS                                               INCEPTION
                         ENDING 12/31/2003                          1 YEAR  5 YEARS    DATE(3)
-----------------------------------------------------------------   ------  -------   ---------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F.-Appreciation Portfolio-IS
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
Dreyfus V.I.F.-Growth and Income Portfolio-IS
Dreyfus V.I.F.-Money Market Portfolio-IS
INVESCO VIF- Core Equity Fund
INVESCO VIF-Dynamics Fund
INVESCO VIF-Financial Services Fund(4)
INVESCO VIF-Health Sciences Fund
INVESCO VIF-High Yield Fund
INVESCO VIF-Small Company Growth Fund
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Capital Appreciation Portfolio-IS
Janus Aspen Series Growth Portfolio-IS
Janus Aspen Series International Growth Portfolio-IS
Janus Aspen Series Mid Cap Growth Portfolio-IS
Janus Aspen Series Worldwide Growth Portfolio-IS
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio(5)
Fund-PBHG Select Value Portfolio
PBHG Technology & Communication Portfolio
Scudder VIT EAFE (R)Equity Index
Scudder VIT Small Cap Index
Strong Opportunity Fund II
Strong Mid Cap Growth Fund II
The Timothy Plan Conservative Growth VS(6)
The Timothy Plan Strategic Growth VS(6)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  Subaccount inception date (5/1/99) to 12/31/2003.

(5)  Subaccount inception date (5/1/01) to 12/31/2003.

(6)  Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                           S.E.C. FILE NO.
(Data reflects deduction of all recurring charges including                333-19725
contingent deferred sales charges and contract (or
certificate) maintenance fees - data is the same for all                   ENHANCED(2)
Standard Contracts)                                                        CONTRACTS

                                                                                        FROM
                            ALL PERIODS                                               INCEPTION
                         ENDING 12/31/2003                          1 YEAR  5 YEARS    DATE(3)
-----------------------------------------------------------------   ------  -------   ---------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F.-Appreciation Portfolio-IS
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
Dreyfus V.I.F.-Growth and Income Portfolio-IS
Dreyfus V.I.F.-Money Market Portfolio-IS
INVESCO VIF- Core Equity Fund
INVESCO VIF-Dynamics Fund
INVESCO VIF-Financial Services Fund(4)
INVESCO VIF-Health Sciences Fund
INVESCO VIF-High Yield Fund
INVESCO VIF-Small Company Growth Fund
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Capital Appreciation Portfolio-IS
Janus Aspen Series Growth Portfolio-IS
Janus Aspen Series International Growth Portfolio-IS
Janus Aspen Series Mid Cap Growth Portfolio-IS
Janus Aspen Series Worldwide Growth Portfolio-IS
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio(5)
Fund-PBHG Select Value Portfolio
PBHG Technology & Communication Portfolio
Scudder VIT EAFE (R)Equity Index
Scudder VIT Small Cap Index
Strong Opportunity Fund II
Strong Mid Cap Growth Fund II
The Timothy Plan Conservative Growth VS(6)
The Timothy Plan Strategic Growth VS(6)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  Subaccount inception date (5/1/99) to 12/31/2003.

(5)  Subaccount inception date (5/1/01) to 12/31/2003.

(6)  Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                   S.E.C. FILE NO.
                                                                   333-51971
(Data reflects deduction of all recurring charges including
contingent deferred sales charges and contract (or
certificate) maintenance fees - data is the same for all           STANDARD(1)
Standard Contracts)                                                CONTRACTS

                                                                                        FROM
                            ALL PERIODS                                               INCEPTION
                         ENDING 12/31/2003                          1 YEAR  5 YEARS    DATE(3)
-----------------------------------------------------------------   ------  -------   ---------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F.-Appreciation Portfolio-IS
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
Dreyfus V.I.F.-Growth and Income Portfolio-IS
Dreyfus V.I.F.-Money Market Portfolio-IS
INVESCO VIF- Core Equity Fund
INVESCO VIF-Dynamics Fund
INVESCO VIF-Financial Services Fund(4)
INVESCO VIF-Health Sciences Fund
INVESCO VIF-High Yield Fund
INVESCO VIF-Small Company Growth Fund
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Capital Appreciation Portfolio-IS
Janus Aspen Series Growth Portfolio-IS
Janus Aspen Series International Growth Portfolio-IS
Janus Aspen Series Mid Cap Growth Portfolio-IS
Janus Aspen Series Worldwide Growth Portfolio-IS
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio(5)
Fund-PBHG Select Value Portfolio
PBHG Technology & Communication Portfolio
Scudder VIT EAFE (R)Equity Index
Scudder VIT Small Cap Index
Strong Opportunity Fund II
Strong Mid Cap Growth Fund II
The Timothy Plan Conservative Growth VS(6)
The Timothy Plan Strategic Growth VS(6)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  Subaccount inception date (5/1/99) to 12/31/2003.

(5)  Subaccount inception date (5/1/01) to 12/31/2003.

(6)  Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                    S.E.C. FILE NO.
                                                                    333-51955
(Data reflects deduction of all recurring charges including
contingent deferred sales charges and contract (or
certificate) maintenance fees - data is the same for all            STANDARD(2)
Standard Contracts)                                                 CONTRACTS

                                                                                        FROM
                            ALL PERIODS                                               INCEPTION
                         ENDING 12/31/2003                          1 YEAR  5 YEARS    DATE(3)
-----------------------------------------------------------------   ------  -------   ---------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F.-Appreciation Portfolio-IS
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
Dreyfus V.I.F.-Growth and Income Portfolio-IS
Dreyfus V.I.F.-Money Market Portfolio-IS
INVESCO VIF- Core Equity Fund
INVESCO VIF-Dynamics Fund
INVESCO VIF-Financial Services Fund(4)
INVESCO VIF-Health Sciences Fund
INVESCO VIF-High Yield Fund
INVESCO VIF-Small Company Growth Fund
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Capital Appreciation Portfolio-IS
Janus Aspen Series Growth Portfolio-IS
Janus Aspen Series International Growth Portfolio-IS
Janus Aspen Series Mid Cap Growth Portfolio-IS
Janus Aspen Series Worldwide Growth Portfolio-IS
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio(5)
Fund-PBHG Select Value Portfolio
PBHG Technology & Communication Portfolio
Scudder VIT EAFE (R)Equity Index
Scudder VIT Small Cap Index
Strong Opportunity Fund II
Strong Mid Cap Growth Fund II
The Timothy Plan Conservative Growth VS(6)
The Timothy Plan Strategic Growth VS(6)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  Subaccount inception date (5/1/99) to 12/31/2003.

(5)  Subaccount inception date (5/1/01) to 12/31/2003.

(6)  Subaccount inception date (5/1/02) to 12/31/2003.

NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                S.E.C. FILE NO.
                                                                    333-19725
(Data reflects deduction of all recurring charges including
contingent deferred sales charges and contract (or
certificate) maintenance fees - data is the same for all            STANDARD(1)
Standard Contracts)                                                  CONTRACTS

                                                                                        FROM
                            ALL PERIODS                                               INCEPTION
                         ENDING 12/31/2003                          1 YEAR  5 YEARS    DATE(3)
-----------------------------------------------------------------   ------  -------   ---------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F.-Appreciation Portfolio-IS
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
Dreyfus V.I.F.-Growth and Income Portfolio-IS
Dreyfus V.I.F.-Money Market Portfolio-IS
INVESCO VIF- Core Equity Fund
INVESCO VIF-Dynamics Fund(5)
INVESCO VIF-Financial Services Fund(8)
INVESCO VIF-Health Sciences Fund
INVESCO VIF-High Yield Fund
INVESCO VIF-Small Company Growth Fund(5)
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Capital Appreciation Portfolio-IS
Janus Aspen Series Growth Portfolio-IS
Janus Aspen Series International Growth Portfolio-IS
Janus Aspen Series Mid Cap Growth Portfolio-IS
Janus Aspen Series Worldwide Growth Portfolio-IS
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio(7)
Fund-PBHG Select Value Portfolio(6)
PBHG Technology & Communication Portfolio
Scudder VIT EAFE (R)Equity Index(4)
Scudder VIT Small Cap Index(4)
Strong Opportunity Fund II
Strong Mid Cap Growth Fund II
The Timothy Plan Conservative Growth VS(9)
The Timothy Plan Strategic Growth VS(9)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  From inception date of Portfolio (8/22/97) to 12/31/2003.

(5)  From inception date of Portfolio (8/25/97) to 12/31/2003.

(6)  From inception date of Portfolio (10/28/97) to 12/31/2003.

(7)  From inception date of Portfolio (11/30/98) to 12/31/2003.

(8)  From inception date of Portfolio (9/21/99) to 12/31/2003.

(9)  From inception date of Portfolio (5/1/02) to 12/31/2003.

NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA               S.E.C. FILE NO.
                                                                  333-19725
(Data reflects deduction of all recurring charges including
contingent deferred sales charges and contract (or
certificate) maintenance fees - data is the same for all          ENHANCED(2)
Standard Contracts)                                               CONTRACTS

                                                                                        FROM
                            ALL PERIODS                                               INCEPTION
                         ENDING 12/31/2003                          1 YEAR  5 YEARS    DATE(3)
-----------------------------------------------------------------   ------  -------   ---------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F.-Appreciation Portfolio-IS
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
Dreyfus V.I.F.-Growth and Income Portfolio-IS
Dreyfus V.I.F.-Money Market Portfolio-IS
INVESCO VIF- Core Equity Fund
INVESCO VIF-Dynamics Fund(5)
INVESCO VIF-Financial Services Fund(8)
INVESCO VIF-Health Sciences Fund
INVESCO VIF-High Yield Fund
INVESCO VIF-Small Company Growth Fund(5)
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Capital Appreciation Portfolio-IS
Janus Aspen Series Growth Portfolio-IS
Janus Aspen Series International Growth Portfolio-IS
Janus Aspen Series Mid Cap Growth Portfolio-IS
Janus Aspen Series Worldwide Growth Portfolio-IS
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio(7)
Fund-PBHG Select Value Portfolio(6)
PBHG Technology & Communication Portfolio
Scudder VIT EAFE (R)Equity Index(4)
Scudder VIT Small Cap Index(4)
Strong Opportunity Fund II
Strong Mid Cap Growth Fund II
The Timothy Plan Conservative Growth VS(9)
The Timothy Plan Strategic Growth VS(9)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  From inception date of Portfolio (8/22/97) to 12/31/2003.

(5)  From inception date of Portfolio (8/25/97) to 12/31/2003.

(6)  From inception date of Portfolio (10/28/97) to 12/31/2003.

(7)  From inception date of Portfolio (11/30/98) to 12/31/2003.

(8)  From inception date of Portfolio (9/21/99) to 12/31/2003.

(9)  From inception date of Portfolio (5/1/02) to 12/31/2003.

NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                S.E.C. FILE NO.
                                                                    333-51955
(Data reflects deduction of all recurring charges including         333-51971
contingent deferred sales charges and 333-51971 contract (or
certificate) maintenance fees - data is the same for all            STANDARD(1)
Standard Contracts)                                                  CONTRACTS

                                                                                        FROM
                            ALL PERIODS                                               INCEPTION
                         ENDING 12/31/2003                          1 YEAR  5 YEARS    DATE(3)
-----------------------------------------------------------------   ------  -------   ---------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F.-Appreciation Portfolio-IS
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
Dreyfus V.I.F.-Growth and Income Portfolio-IS
Dreyfus V.I.F.-Money Market Portfolio-IS
INVESCO VIF- Core Equity Fund
INVESCO VIF-Dynamics Fund(5)
INVESCO VIF-Financial Services Fund(8)
INVESCO VIF-Health Sciences Fund
INVESCO VIF-High Yield Fund
INVESCO VIF-Small Company Growth Fund(5)
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Capital Appreciation Portfolio-IS
Janus Aspen Series Growth Portfolio-IS
Janus Aspen Series International Growth Portfolio-IS
Janus Aspen Series Mid Cap Growth Portfolio-IS
Janus Aspen Series Worldwide Growth Portfolio-IS
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio(7)
Fund-PBHG Select Value Portfolio(6)
PBHG Technology & Communication Portfolio
Scudder VIT EAFE (R)Equity Index(4)
Scudder VIT Small Cap Index(4)
Strong Opportunity Fund II
Strong Mid Cap Growth Fund II
The Timothy Plan Conservative Growth VS(9)
The Timothy Plan Strategic Growth VS(9)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  From inception date of Portfolio (8/22/97) to 12/31/2003.

(5)  From inception date of Portfolio (8/25/97) to 12/31/2003.

(6)  From inception date of Portfolio (10/28/97) to 12/31/2003.

(7)  From inception date of Portfolio (11/30/98) to 12/31/2003.

(8)  From inception date of Portfolio (9/21/99) to 12/31/2003.

(9)  From inception date of Portfolio (5/1/02) to 12/31/2003.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors,(SM) Inc. ("GAA").

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

                        BENEFIT UNITS - TRANSFER FORMULAS

Transfer of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

     The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

     The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)
          = UNIT1 - BU1 (trans)

     The number of Benefit Units transferred to the new Subaccount is BU2
(trans).
          BU2 (trans) = BU1 (trans) * BUV1/BUV2.

     The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)
          = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

     BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

     BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

     BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

     BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

     UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

     UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

                               FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) To reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this Statement of Additional Information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account and/or Fixed Account.

TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

                              FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at, and for the years ended, December 31, 2003 and 2002 and the Company's audited financial statements for the years ended December 31, 2003 and 2002 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ANNUITY INVESTORS

VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

DECEMBER 31, 2003

WITH REPORT OF INDEPENDENT AUDITORS

[TO BE UPDATED AND ADDED IN 485(B) FILING]

PART C
OTHER INFORMATION - 333-19725

ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     All required financial Statements are included in Parts A or B of this Registration Statement.

(b)  Exhibits

     (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company(R) authorizing establishment of Annuity Investors Variable Account B.(1)

     (2)  Not Applicable

     (3) (a) Distribution Agreement between Annuity Investors Life Insurance Company and AAG Securities, Inc. (n/k/a Great American Advisors(R), Inc.).(2)

          (b) Revised Form of Selling Agreement between Annuity Investors Life Insurance Company, AAG Securities(sm), Inc. (n/k/a Great American Advisors(R), Inc.) and another Broker-Dealer.(6)

     (4)  Individual and Group Contract Forms and Endorsements.

          (a) Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract.(2)

          (b) Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract.(2)

          (c)   Form of Loan Endorsement to Individual Contract.(2)

          (d)   Form of Tax Sheltered Annuity Endorsement to Individual
                Contract.(2)

          (e) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract.(1)

          (f)   Form of Employer Plan Endorsement to Individual Contract.(2)

          (g) Form of Individual Retirement Annuity Endorsement to Individual Contract.2/

          (h) Form of Texas Optional Retirement Program Endorsement to Individual Contract.(2)

          (i)   Form of Long-Term Care Waiver Raider to Individual Contract.(2)

          (j)   Form of Simple IRA Endorsement to Individual Contract.(2)

          (k) Form of Optional Death Benefit Endorsement to Individual Contract.(9)

          (l) Form of Group Flexible Premium Deferred Variable Annuity Contract.(2)

          (m) Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract.(2)

          (n)   Form of Loan Endorsement to Group Contract.(2)

          (o) Form of Loan Endorsement to Certificate of Participation under a Group Contract.(2)

          (p)   Form of Tax Sheltered Annuity Endorsement to Group Contract.(2)

          (q) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.(2)

          (r) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract.(2)

          (s) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract.(2)

          (t)   Form of Employer Plan Endorsement to Group Contract.(2)

          (u) Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract.(2)

          (v)   Form of Deferred Compensation Endorsement to Group Contract.(2)

          (w) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.(2)

          (x) Form of Texas Optional Retirement Program Endorsement to Group Contract.(2)

          (y) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.(2)

          (z)   Form of Long-Term Care Waiver Rider to Group Contract.(2)

          (aa) Form of Long Term Care Waiver Rider to Certificate of Participation under a Group Contract.(2)

          (bb) Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract.(3)

          (cc) Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract.(3)

          (dd)  Form of Roth IRA Endorsement to Qualified Individual Contract.
                (3)

          (ee)  Revised Form of Employer Plan Endorsement to Group Contract.(3)

          (ff) Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract.(3)

          (gg) Revised Form of Employer Plan Endorsement to Qualified Individual Contract.(3)

          (hh) Revised Form of Tax Sheltered Annuity Endorsement to Group Contract.(3)

          (ii) Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.(3)

          (jj) Revised form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract.(3)

          (kk) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract.(3)

          (ll) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract.(3)

          (mm) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract.(3)

          (nn) Form of Governmental Section 457 Plan Endorsement to Group Contract.(3)

          (oo) Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract.(3)

          (pp) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract.(3)

          (qq)  Form of Successor Owner Endorsement to Group Contract.(6)

          (rr) Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract.(6)

          (ss) Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract.(6)

          (tt)  Revised Form of Successor Owner Endorsement to Group Contract.
                (7)

          (uu) Revised Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract.(7)

          (vv) Revised Form of Successor Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract.(7)

          (ww) Form of Individual Retirement Annuity Endorsement to Group Contract.(7)

          (xx) Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract.(7)

          (yy) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract.(7)

          (zz) Form of SIMPLE Individual Retirement Annuity endorsement to Certificate of Participation under a Group Contract.(7)

          (aaa) Form of Roth Individual Retirement Annuity Endorsement to Group Contract.(7)

          (bbb) Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract.(7)

          (ccc) Form of Unisex Endorsement to Non-Qualified Individual Contract.(7)

          (ddd) Form of Income Benefit Rider to Non-Qualified Individual Contract.(8)

          (eee) Form of Income Benefit Rider to Qualified Individual
                Contract.(8)

          (fff) Form of Income Benefit Rider to Group Contract.(8)

          (ggg) Form of Income Benefit Rider to Certificate of Participation under a Group Contract.(7)

          (hhh) Form of Death Benefit Amount Endorsement to Individual Contract. (11)

          (iii) Form of Death Benefit Amount Endorsement to Group Contract.
                (11)

          (jjj) Form of Death Benefit Amount Endorsement to Certificate of Participation under a group Contract. (11)

          (kkk) Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (filed herewith).

          (lll) Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (filed herewith).

      (5) (a) Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.(2)

          (b) Form of Application for Group Flexible Premium Deferred Annuity Contract.(2)

          (c) Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.(4)

          (d) Revised Form of Application for Group Flexible Premium Deferred Annuity Contract.(4)

     (6) (a) Articles of Incorporation of Annuity Investors Life Insurance Company(R).(1)

               (i) Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996.(2)

               (ii) Amendment to Articles of Incorporation adopted August 9,
                    1996 and approved by Secretary of State of Ohio on December 3, 1996.(2)

          (b)  Code of Regulations of Annuity Investors Life Insurance
               Company.(6)

     (7)  Not Applicable.

     (8) (a) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund.(2)

               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund.

          (b) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund.(2)

               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund.(2)

          (c) Participation Agreement between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.(2)

               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company (R)and The Dreyfus Socially Responsible Growth Fund, Inc.(2)

          (d) Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series.(2)

          (e) Participation Agreement between Annuity Investors Life Insurance Company and Strong Variable Insurance Funds, Inc and Strong Special Fund II, (n/k/a Strong Opportunity Fund).(2)

          (f) Participation Agreement between Annuity Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc.
               (2)

          (g) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.).(2)

          (h) Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc.(2)

          (i) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.(n/k/a Great American Financial Resources(R), Inc.).(2)

          (j) Agreement between AAG Securities, Inc.(n/k/a Great American Advisors(sm), Inc.) and AAG Insurance Agency, Inc.(2)

          (k) Investment Services Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.).(2)

          (l) Service Agreement between Annuity Investors Life Insurance Company and Strong Capital Management, Inc.(2)

          (m) Service Agreement between Annuity Investors Life Insurance Company and Pilgrim Baxter & Associates, Ltd.(2)

          (n) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company.(2)

          (o) Service Agreement between Annuity Investors Life Insurance Company and Janus Capital Corporation.(2)

          (p) Service Agreement between INVESCO Funds Inc. and Annuity Investors Life Insurance Company.(4)

          (q) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.(4)

          (r) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company.(4)

          (s) Participation Agreement between Bankers Trust, (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder Investments) and Annuity Investors Life Insurance Company.(8)

          (t) Service Agreement between Bankers Trust (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder Investment) and Annuity Investors Life Insurance Company.(8)

          (u) Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.(10)

          (v) Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.(10)

     (9)  Opinion and Consent of Counsel.(1)

     (10) Consent of Independent Auditors (to be filed by amendment).

     (11) No Financial Statements are omitted from item 23.

     (12) Not Applicable.

     (13) Schedule for Computation of Performance Quotations.(4)

     (14) Not Applicable.

     (15) Powers of Attorney (filed herewith).

          (1)  Filed with Form N-4 on December 23, 1996.

          (2)  Filed with Pre-Effective Amendment No. 1 June 3, 1997.

          (3)  Filed with Post-Effective Amendment No. 1 filed on February 27,
               1998

          (4)  Filed with Post-Effective Amendment No. 2 on April 29, 1998

          (5) Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-51955 on July 6, 1998

          (6)  Filed with Post-Effective Amendment No. 3 on November 17, 1998

          (7)  Filed with Post-Effective Amendment No. 4 on February 1, 1999

          (8)  Filed with Post-Effective Amendment No. 5, on February 26,
               1999.

          (9)  Filed with Post-Effective Amendment No. 8, on May 1, 2001.

          (10) Filed with Post-Effective Amendment No. 9, on April 30, 2002.


          (11) Filed with Post Effective Amendment No. 11, on February 28,
               2003.

ITEM 25. DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY

                              PRINCIPAL                              POSITIONS AND OFFICES
        NAME              BUSINESS ADDRESS                              WITH THE COMPANY
----------------------    ----------------    -----------------------------------------------------------------
Charles R. Scheper               (1)          President, Chief Executive Officer and Director
Stephen Craig Lindner            (1)          Director
Mark Francis Muething            (1)          Executive Vice President, Secretary, General Counsel and Director
Christopher P. Miliano           (1)          Director
Michael J. Prager                (1)          Director
Richard Magoteaux                (1)          Treasurer
Adrienne Kessling                (1)          Senior Vice President - Operations
Richard Sutton                                Assistant Vice President and Chief Actuary
Catherine A. Crume               (1)          Vice President - Licensing and Commissions
John P. Gruber                   (1)          Vice President
James L. Henderson               (1)          Vice President
John O'Shaughnessy               (1)          Vice President and Actuary
Dale Herr                        (1)          Assistant Vice President and Actuary
D. Quentin Reynolds              (1)          Assistant Vice President
Rebecca J. Schriml               (1)          Assistant Vice President
Gary L. Peters                   (1)          Vice President - Variable Annuity Sales
William C. Ellis                 (1)          Assistant Treasurer
Thomas E. Mischell               (1)          Assistant Treasurer

(1)  P.O. Box 5423, Cincinnati, Ohio 45201-5423


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R) , is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources, Inc. (f/k/a American Annuity Group,(SM) Inc.). The Registrant, Annuity Investors Variable Account B, is a segregated asset account of Annuity Investors Life Insurance Company.




                                                                              STATE OF                 DATE OF
AFG ORGANIZATIONAL CHART                                                      DOMICILE              INCORPORATION
------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                Ohio                    07/01/1997
  |__American Financial Capital Trust I                                       Delaware                09/14/1996
  |__American Financial Corporation (Name Holding Company)                    Ohio                    08/27/1963
  |__American Financial Enterprises, Inc.                                     Connecticut             01/01/1871
  |__American Money Management Corporation                                    Ohio                    03/01/1973
  |__American Security Transfer Company Limited Partnership                   Ohio                    01/01/1991
  |__APU Holding Company                                                      Ohio                    10/15/2003
        |__American Premier Underwriters, Inc.                                Pennsylvania            04/13/1846
              |__The Ann Arbor Railroad Company                               Michigan                09/21/1895
              |__The Associates of the Jersey Company                         New Jersey              11/10/1804
              |__Cal Coal, Inc.                                               Illinois                05/30/1979
              |__Delbay Corporation                                           Delaware                12/27/1962
              |__GAI (Bermuda) Ltd.                                           Bermuda                 04/06/1998
                    |__GAI Insurance Company, Ltd.                            Bermuda                 09/18/1989
              |__Great Southwest Corporation                                  Delaware                10/25/1978
                    |__World Houston, Inc.                                    Delaware                05/30/1974
              |__Hangar Acquisition Corp.                                     Ohio                    10/06/1995
              |__The Indianapolis Union Railway Company                       Indiana                 11/19/1872
              |__Lehigh Valley Railroad Company                               Pennsylvania            04/21/1846
              |__The New York and Harlem Railroad Company                     New York                04/25/1831
              |__The Owasco River Railway, Inc.                               New York                06/02/1881
              |__PCC Real Estate, Inc.                                        New York                12/15/1986
                    |__PCC Chicago Realty Corp.                               New York                12/23/1986
                    |__PCC Gun Hill Realty Corp.                              New York                12/18/1985
                    |__PCC Michigan Realty, Inc.                              Michigan                11/09/1987
                    |__PCC Scarsdale Realty Corp.                             New York                06/01/1986
                          |__Scarsdale Depot Associates, L.P.                 Delaware                05/05/1989
              |__PCC Technical Industries, Inc.                               California              03/07/1955
                    |__ESC, Inc.                                              California              11/02/1962
                    |__Marathon Manufacturing Companies, Inc.                 Delaware                11/18/1983
                          |__Marathon Manufacturing Company                   Delaware                12/07/1979
                    |__PCC Maryland Realty Corp.                              Maryland                08/18/1993
                    |__Penn Camarillo Realty Corp.                            California              11/24/1992
              |__Penn Central Energy Management Company                       Delaware                05/11/1987
              |__Penn Towers, Inc.                                            Pennsylvania            08/01/1958
              |__Pennsylvania-Reading Seashore Lines                          New Jersey              06/14/1901
              |__Pittsburgh and Cross Creek Railroad Company                  Pennsylvania            08/14/1970
              |__PLLS, Ltd.                                                   Washington              05/14/1990
              |__Premier Lease & Loan Services Insurance Agency, Inc.         Washington              12/27/1983
                    |__Premier Lease & Loan Insurance Services B.V.           The Netherlands         08/24/1999
              |__Premier Lease & Loan Services of Canada, Inc.                Washington              02/28/1991
              |__Republic Indemnity Company of America                        California              12/05/1972
                    |__Republic Indemnity Company of California               California              10/13/1982
                    |__Republic Indemnity Medical Management, Inc.            California              03/25/1996
              |__Risico Management Corporation                                Delaware                01/10/1989
              |__Terminal Realty Penn Co.                                     District of Columbia    09/23/1968



                                                                            % OF STOCK
                                                                             OWNED BY
                                                                             IMMEDIATE
AFG ORGANIZATIONAL CHART                                                   PARENT COMPANY                NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                                Diversified Financial Holding Company
  |__American Financial Capital Trust I                                          100          Statutory Business Trust
  |__American Financial Corporation (Name Holding Company)                       100          Inactive
  |__American Financial Enterprises, Inc.                                        100 (2)      Closed End Investment Company
  |__American Money Management Corporation                                       100          Securities Management Company
  |__American Security Transfer Company Limited Partnership                    93.34 (2)      Limited Partnership
  |__APU Holding Company                                                         100          Holding Company
        |__American Premier Underwriters, Inc.                                   100          Diversified Company
              |__The Ann Arbor Railroad Company                                   99          Inactive
              |__The Associates of the Jersey Company                            100          Inactive
              |__Cal Coal, Inc.                                                  100          Inactive
              |__Delbay Corporation                                              100          Inactive
              |__GAI (Bermuda) Ltd.                                              100          Holding Company
                    |__GAI Insurance Company, Ltd.                               100          Reinsurance
              |__Great Southwest Corporation                                     100          Real Estate Developer
                    |__World Houston, Inc.                                       100          Real Estate Developer
              |__Hangar Acquisition Corp.                                        100          Aircraft Investment
              |__The Indianapolis Union Railway Company                          100          Inactive
              |__Lehigh Valley Railroad Company                                  100          Inactive
              |__The New York and Harlem Railroad Company                         97          Inactive
              |__The Owasco River Railway, Inc.                                  100          Inactive
              |__PCC Real Estate, Inc.                                           100          Holding Company
                    |__PCC Chicago Realty Corp.                                  100          Real Estate Developer
                    |__PCC Gun Hill Realty Corp.                                 100          Real Estate Developer
                    |__PCC Michigan Realty, Inc.                                 100          Real Estate Developer
                    |__PCC Scarsdale Realty Corp.                                100          Real Estate Developer
                          |__Scarsdale Depot Associates, L.P.                     80          Real Estate Developer
              |__PCC Technical Industries, Inc.                                  100          Holding Company
                    |__ESC, Inc.                                                 100          Inactive
                    |__Marathon Manufacturing Companies, Inc.                    100          Holding Company
                          |__Marathon Manufacturing Company                      100          Inactive
                    |__PCC Maryland Realty Corp.                                 100          Real Estate Holding Company
                    |__Penn Camarillo Realty Corp.                               100          Real Estate Holding Company
              |__Penn Central Energy Management Company                          100          Inactive
              |__Penn Towers, Inc.                                               100          Inactive
              |__Pennsylvania-Reading Seashore Lines                           66.67          Inactive
              |__Pittsburgh and Cross Creek Railroad Company                      83          Inactive
              |__PLLS, Ltd.                                                      100          Insurance Agency
              |__Premier Lease & Loan Services Insurance Agency, Inc.            100          Insurance Agency
                    |__Premier Lease & Loan Insurance Services B.V.              100          Insurance Agency
              |__Premier Lease & Loan Services of Canada, Inc.                   100          Insurance Agency
              |__Republic Indemnity Company of America                           100          Workers' Compensation Insurance
                    |__Republic Indemnity Company of California                  100          Workers' Compensation Insurance
                    |__Republic Indemnity Medical Management, Inc.               100          Inactive
              |__Risico Management Corporation                                   100          Risk Management
              |__Terminal Realty Penn Co.                                        100          Inactive






                                                                              STATE OF                 DATE OF
AFG ORGANIZATIONAL CHART                                                      DOMICILE              INCORPORATION
------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__APU Holding Company
        |__American Premier Underwriters, Inc.
              |__United Railroad Corp.                                        Delaware                11/25/1981
                    |__Detroit Manufacturers Railroad Company                 Michigan                01/30/1902
              |__Waynesburg Southern Railroad Company                         Pennsylvania            09/01/1966
  |__Dixie Terminal Corporation                                               Ohio                    04/23/1970
  |__Fairmont Holdings, Inc.                                                  Ohio                    12/15/1983
  |__Flextech Holding Co., Inc.                                               Ohio                    08/31/2000
  |__FWC Corporation                                                          Ohio                    03/16/1983
  |__Great American Holding, Inc.                                             Ohio                    07/25/2002
        |__Great American Security Insurance Company                          Ohio                    07/01/1987
        |__Great American Spirit Insurance Company                            Indiana                 04/05/1988
  |__Great American Insurance Company                                         Ohio                    03/07/1872
        |__AFC Coal Properties, Inc.                                          Ohio                    12/18/1996
        |__American Empire Surplus Lines Insurance Company                    Delaware                07/15/1977
              |__American Empire Insurance Company                            Ohio                    11/26/1979
                    |__American Empire Underwriters, Inc.                     Texas                   05/19/1976
        |__American Signature Underwriters, Inc.                              Ohio                    04/08/1996
        |__American Special Risk, Inc.                                        Illinois                12/29/1981
        |__Aviation Specialty Managers, Inc.                                  Texas                   09/07/1965
        |__Brothers Property Corporation                                      Ohio                    09/08/1987
              |__Brothers Pennsylvanian Corporation                           Pennsylvania            12/23/1994
              |__Brothers Port Richey Corporation                             Florida                 12/06/1993
              |__Brothers Property Management Corporation                     Ohio                    09/25/1987
              |__Brothers Railyard Corporation                                Texas                   12/14/1993
        |__Crop Managers Insurance Agency, Inc.                               Kansas                  08/09/1989
        |__Dempsey & Siders Agency, Inc.                                      Ohio                    05/09/1956
        |__El Aguila, Compania de Seguros, S.A. de C.V.                       Mexico                  11/24/1994
              |__Financiadora de Primas Condor, S.A. de C.V.                  Mexico                  03/16/1998
        |__FCIA Management Company, Inc.                                      New York                09/17/1991
        |__GAI Warranty Company                                               Ohio                    01/25/2001
              |__GAI Warranty Company of Florida                              Florida                 03/23/2001
        |__GAI Warranty Company of Canada Inc.                                Ontario (Quebec)        04/17/2002
        |__The  Gains Group, Inc.                                             Ohio                    01/26/1982
        |__Global Premier Finance Company                                     Ohio                    08/25/1998
        |__Great American Agency of Texas, Inc.                               Texas                   01/25/1994
        |__Great American Alliance Insurance Company                          Ohio                    09/11/1945
        |__Great American Assurance Company                                   Ohio                    03/23/1905
        |__Great American Claims Services, Inc.                               Delaware                06/10/1986
        |__Great American Custom Insurance Services Illinois, Inc.            Illinois                07/08/1992
        |__Great American Custom Insurance Services, Inc.                     Ohio                    07/27/1983
              |__Eden Park Insurance Brokers, Inc.                            California              02/13/1990
              |__Great American Custom Insurance Services California          California              05/18/1992
              |__Great American Custom Insurance Services Massachusetts, Inc  Massachusetts           04/11/1994
              |__Great American Custom Solutions, Inc.                        California              07/22/1988





                                                                             % OF STOCK
                                                                              OWNED BY
                                                                              IMMEDIATE
AFG ORGANIZATIONAL CHART                                                    PARENT COMPANY            NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__APU Holding Company
        |__American Premier Underwriters, Inc.
              |__United Railroad Corp.                                            100      Inactive
                    |__Detroit Manufacturers Railroad Company                      82      Inactive
              |__Waynesburg Southern Railroad Company                             100      Inactive
  |__Dixie Terminal Corporation                                                   100      Real Estate Holding Company
  |__Fairmont Holdings, Inc.                                                      100      Holding Company
  |__Flextech Holding Co., Inc.                                                   100      Packing Manufacturer
  |__FWC Corporation                                                              100      Financial Services Company
  |__Great American Holding, Inc.                                                 100      Holding Company
        |__Great American Security Insurance Company                              100      Property/Casualty Insurance
        |__Great American Spirit Insurance Company                                100      Property/Casualty Insurance
  |__Great American Insurance Company                                             100      Property/Casualty Insurance
        |__AFC Coal Properties, Inc.                                              100      Real Estate Holding Company
        |__American Empire Surplus Lines Insurance Company                        100      Excess and Surplus Lines Insurance
              |__American Empire Insurance Company                                100      Property/Casualty Insurance
                    |__American Empire Underwriters, Inc.                         100      Insurance Agency
        |__American Signature Underwriters, Inc.                                  100      Insurance Agency
        |__American Special Risk, Inc.                                            100      Insurance Broker/Managing General Agency
        |__Aviation Specialty Managers, Inc.                                      100      Managing General Agency
        |__Brothers Property Corporation                                           80      Real Estate Holding
              |__Brothers Pennsylvanian Corporation                               100      Real Estate Holding
              |__Brothers Port Richey Corporation                                 100      Real Estate Holding
              |__Brothers Property Management Corporation                         100      Real Estate Management
              |__Brothers Railyard Corporation                                    100      Real Estate Holding
        |__Crop Managers Insurance Agency, Inc.                                   100      Insurance Agency
        |__Dempsey & Siders Agency, Inc.                                          100      Insurance Agency
        |__El Aguila, Compania de Seguros, S.A. de C.V.                           100      Property/Casualty Insurance
              |__Financiadora de Primas Condor, S.A. de C.V.                       99      Premium Finance
        |__FCIA Management Company, Inc.                                          100      Servicing Agent
        |__GAI Warranty Company                                                   100      Service Warranty Provider
              |__GAI Warranty Company of Florida                                  100      Service Warranty Provider
        |__GAI Warranty Company of Canada Inc.                                    100      Service Contract Provider
        |__The  Gains Group, Inc.                                                 100      Marketing of Advertising
        |__Global Premier Finance Company                                         100      Premium Finance
        |__Great American Agency of Texas, Inc.                                   100      Managing General Agency
        |__Great American Alliance Insurance Company                              100      Property/Casualty Insurance
        |__Great American Assurance Company                                       100      Property/Casualty Insurance
        |__Great American Claims Services, Inc.                                   100      Management Holding Company
        |__Great American Custom Insurance Services Illinois, Inc.                100      Underwriting Office
        |__Great American Custom Insurance Services, Inc.                         100      Holding Company for E&S Agency/Brokerage
              |__Eden Park Insurance Brokers, Inc.                                100      Wholesale Agency/Brokerage for E&S Lines
              |__Great American Custom Insurance Services California              100      Insurance Services
              |__Great American Custom Insurance Services Massachusetts, Inc      100      Excess and Surplus Lines Broker
              |__Great American Custom Solutions, Inc.                            100      Insurance Agency






                                                                                STATE OF                 DATE OF
AFG ORGANIZATIONAL CHART                                                        DOMICILE              INCORPORATION
-----------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Custom Insurance Services, Inc.
              |__Professional Risk Brokers of Connecticut, Inc.                 Connecticut             07/09/1992
              |__Professional Risk Brokers of Ohio, Inc.                        Ohio                    12/17/1986
              |__Professional Risk Brokers, Inc.                                Illinois                03/01/1990
        |__Great American E & S Insurance Company                               Delaware                02/28/1979
        |__Great American Fidelity Insurance Company                            Delaware                01/12/1982
        |__Great American Financial Resources, Inc.                             Delaware                11/23/1992
              |__AAG Holding Company, Inc.                                      Ohio                    09/11/1996
                    |__American Annuity Group Capital Trust I                   Delaware                09/13/1996
                    |__American Annuity Group Capital Trust II                  Delaware                03/04/1997
                    |__American Annuity Group Capital Trust III                 Delaware                05/14/1997
                    |__Great American Financial Statutory Trust IV              Connecticut             04/21/2003
                    |__Great American Life Insurance Company                    Ohio                    12/15/1959
                          |__American Retirement Life Insurance Company         Ohio                    05/12/1978
                          |__Annuity Investors Life Insurance Company           Ohio                    11/13/1981
                          |__Charleston Harbor Marina, Inc.                     South Carolina          04/26/2002
                          |__CHATBAR, Inc.                                      Massachusetts           11/02/1993
                          |__Chatham Enterprises, Inc.                          Massachusetts           03/29/1954
                          |__Consolidated Financial Corporation                 Michigan                09/10/1985
                          |__Driskill Holdings, Inc.                            Texas                   06/07/1995
                          |__GALIC Brothers, Inc.                               Ohio                    11/12/1993
                          |__Great American Life Assurance Company              Ohio                    08/10/1967
                          |__Great American Life Insurance Company of New York  New York                12/31/1963
                          |__Loyal American Life Insurance Company              Ohio                    05/18/1955
                                |__ADL Financial Services, Inc.                 North Carolina          09/10/1970
                                |__Purity Financial Corporation                 Florida                 12/12/1991
                          |__Manhattan National Life Insurance Company          Illinois                12/20/1956
                          |__Skipjack Marina Corp.                              Maryland                06/24/1999
                          |__United Teacher Associates, Ltd.                    Texas                   12/17/1998
                                |__United Teacher Associates Insurance Company  Texas                   12/15/1958
                                      |__United Agency Brokerage GP Inc.        Texas                   05/19/2003
                                            |__United Agency Brokerage, LP      Texas                   05/19/2003
              |__AAG Insurance Agency of Alabama                                Alabama                 09/22/1995
              |__AAG Insurance Agency of Texas, Inc.                            Texas                   06/02/1995
              |__AAG Insurance Agency, Inc.                                     Kentucky                12/06/1994
                    |__AAG Insurance Agency of Massachusetts, Inc.              Massachusetts           05/25/1995
              |__American DataSolutions International, Inc.                     Ohio                    08/24/2001
                    |__American Data Source India Private Limited               India                   09/03/1997
              |__GALIC Disbursing Company                                       Ohio                    05/31/1994
              |__Great American Advisors, Inc.                                  Ohio                    12/10/1993
              |__Great American Life Assurance Company of Puerto Rico           Puerto Rico             07/01/1964
              |__Keyes-Graham Insurance Agency, Inc.                            Massachusetts           08/07/1981
              |__Lifestyle Financial Investments, Inc.                          Ohio                    12/29/1993
                    |__Lifestyle Financial Investments Agency of Ohio, Inc      Ohio                    03/07/1994
              |__Money-Plan International, Inc.                                 Florida                 12/31/1979





                                                                                 % OF STOCK
                                                                                  OWNED BY K
                                                                                  IMMEDIATE
AFG ORGANIZATIONAL CHART                                                        PARENT COMPANY               NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Custom Insurance Services, Inc.
              |__Professional Risk Brokers of Connecticut, Inc.                       100         Wholesale Agency/Brokerage for
                                                                                                  E&S Lines
              |__Professional Risk Brokers of Ohio, Inc.                              100         Insurance Agency
              |__Professional Risk Brokers, Inc.                                      100         Wholesale Agency/Brokerage for
                                                                                                  E&S Lines
        |__Great American E & S Insurance Company                                     100         Excess and Surplus Lines
                                                                                                  Insurance
        |__Great American Fidelity Insurance Company                                  100         Excess and Surplus Lines
                                                                                                  Insurance
        |__Great American Financial Resources, Inc.                                 82.55 (2)     Insurance Holding Company
              |__AAG Holding Company, Inc.                                            100         Holding Company
                    |__American Annuity Group Capital Trust I                         100         Financing Entity
                    |__American Annuity Group Capital Trust II                        100         Financing Entity
                    |__American Annuity Group Capital Trust III                       100         Financing Entity
                    |__Great American Financial Statutory Trust IV                    100         Financing Entity
                    |__Great American Life Insurance Company                          100         Life Insurance
                          |__American Retirement Life Insurance Company               100         Life Insurance
                          |__Annuity Investors Life Insurance Company                 100         Life Insurance
                          |__Charleston Harbor Marina, Inc.                           100 (2)     Marina Facility
                          |__CHATBAR, Inc.                                            100         Hotel Operator
                          |__Chatham Enterprises, Inc.                                100         Real Estate Holding Company
                          |__Consolidated Financial Corporation                       100         Retirement & Financial Planning
                                                                                                  Company
                          |__Driskill Holdings, Inc.                          beneficial interest Real Estate Manager
                          |__GALIC Brothers, Inc.                                      80         Real Estate Management
                          |__Great American Life Assurance Company                    100         Life Insurance
                          |__Great American Life Insurance Company of New York        100         Life Insurance Company
                          |__Loyal American Life Insurance Company                    100         Life Insurance
                                |__ADL Financial Services, Inc.                       100         Inactive
                                |__Purity Financial Corporation                       100         Credit Union Marketing
                          |__Manhattan National Life Insurance Company                100         Life Insurance
                          |__Skipjack Marina Corp.                                    100         Marina Operator
                          |__United Teacher Associates, Ltd.                          100 (2)     Holding Company - Limited
                                                                                                  Partnership
                                |__United Teacher Associates Insurance Company        100         Life Insurance Company
                                      |__United Agency Brokerage GP Inc.              100         Intermediate Holding Company
                                            |__United Agency Brokerage, LP            100         Insurance Agency
              |__AAG Insurance Agency of Alabama                                      100         Insurance Agency
              |__AAG Insurance Agency of Texas, Inc.                                  100         Insurance Agency
              |__AAG Insurance Agency, Inc.                                           100         Insurance Agency
                    |__AAG Insurance Agency of Massachusetts, Inc.                    100         Insurance Agency
              |__American DataSolutions International, Inc.                           100         Data Processing & Holding Company
                    |__American Data Source India Private Limited                      99         Software Development
              |__GALIC Disbursing Company                                             100         Payroll Servicer
              |__Great American Advisors, Inc.                                        100         Broker-Dealer
              |__Great American Life Assurance Company of Puerto Rico                  99         Insurance Company
              |__Keyes-Graham Insurance Agency, Inc.                                  100         Insurance Agency
              |__Lifestyle Financial Investments, Inc.                                100         Marketing Services
                    |__Lifestyle Financial Investments Agency of Ohio, Inc    beneficial interest Insurance Agency
              |__Money-Plan International, Inc.                                       100         Insurance Agency





                                                                              STATE OF                 DATE OF
AFG ORGANIZATIONAL CHART                                                      DOMICILE              INCORPORATION
---------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Financial Resources, Inc.
              |__SPELCO (UK) Ltd.                                             United Kingdom
              |__SWTC Hong Kong Ltd.                                          Hong Kong
              |__SWTC, Inc.                                                   Delaware
        |__Great American Insurance Agency, Inc.                              Ohio                    04/20/1999
        |__Great American Insurance Company of New York                       New York                08/22/1947
        |__Great American Lloyd's Insurance Company                           Texas                   10/09/1979
        |__Great American Lloyd's, Inc.                                       Texas                   08/02/1983
        |__Great American Management Services, Inc.                           Ohio                    12/05/1974
        |__Great American Protection Insurance Company                        Indiana                 01/08/1990
        |__Great American Re Inc.                                             Delaware                05/14/1971
        |__Grizzly Golf Center, Inc.                                          Ohio                    11/08/1993
        |__Key Largo Group, Inc.                                              Florida                 02/25/1969
        |__Mid-Continent Casualty Company                                     Oklahoma                02/26/1947
              |__Mid-Continent Insurance Company                              Oklahoma                08/13/1992
              |__Oklahoma Surety Company                                      Oklahoma                08/05/1968
        |__National Interstate Corporation                                    Ohio                    01/26/1989
              |__American Highways Insurance Agency (OH)                      Ohio                    06/29/1999
              |__Explorer RV Insurance Agency, Inc.                           Ohio                    07/17/1997
              |__Hudson Indemnity, Ltd.                                       Cayman Islands          06/12/1996
              |__National Interstate Capital Trust I                          Delaware                05/22/2003
              |__National Interstate Insurance Agency, Inc.                   Ohio                    02/13/1989
              |__National Interstate Insurance Company                        Ohio                    02/10/1989
                    |__National Interstate Insurance Company of Hawaii, Inc   Hawaii                  09/20/1999
              |__Safety, Claims & Litigation Services, Inc.                   Pennsylvania            06/23/1995
        |__PCC 38 Corp.                                                       Illinois                12/23/1996
        |__Penn Central U.K. Limited                                          United Kingdom          10/28/1992
              |__Insurance (GB) Limited                                       United Kingdom          05/13/1992
        |__PLLS Canada Insurance Brokers Inc.                                 Ontario (Quebec)        06/13/2001
        |__Pointe Apartments, Inc.                                            Minnesota               06/24/1993
        |__Premier Dealer Services, Inc.                                      Illinois                06/24/1998
        |__Transport Insurance Company                                        Ohio                    05/25/1976
              |__Instech Corporation                                          Texas                   09/02/1975
        |__Worldwide Casualty Insurance Company                               Ohio                    02/17/1981
  |__One East Fourth, Inc.                                                    Ohio                    02/03/1964
  |__Pioneer Carpet Mills, Inc.                                               Ohio                    04/29/1976
  |__Superior NWVN of Ohio, Inc.                                              Ohio                    05/05/2000
  |__TEJ Holdings, Inc.                                                       Ohio                    12/04/1984
  |__Three East Fourth, Inc.                                                  Ohio                    08/10/1966



                                                                             % OF STOCK
                                                                              OWNED BY
                                                                              IMMEDIATE
AFG ORGANIZATIONAL CHART                                                    PARENT COMPANY               NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Financial Resources, Inc.
              |__SPELCO (UK) Ltd.                                                  99         Inactive
              |__SWTC Hong Kong Ltd.                                              100         Inactive
              |__SWTC, Inc.                                                       100         Inactive
        |__Great American Insurance Agency, Inc.                                  100         Insurance Agency
        |__Great American Insurance Company of New York                           100         Property/Casualty Insurance
        |__Great American Lloyd's Insurance Company                       beneficial interest Lloyd's Plan Insurer
        |__Great American Lloyd's, Inc.                                           100         Corporate Attorney-in-Fact
        |__Great American Management Services, Inc.                               100         Data Processing and Equipment Leasing
        |__Great American Protection Insurance Company                            100         Surplus Lines Insurer
        |__Great American Re Inc.                                                 100         Reinsurance Intermediary
        |__Grizzly Golf Center, Inc.                                              100         Golf Course Management
        |__Key Largo Group, Inc.                                                  100         Land Developer
        |__Mid-Continent Casualty Company                                         100         Property/Casualty Insurance
              |__Mid-Continent Insurance Company                                  100         Property/Casualty Insurance
              |__Oklahoma Surety Company                                          100         Special Coverage Insurance Company
        |__National Interstate Corporation                                         58         Holding Company
              |__American Highways Insurance Agency (OH)                          100         Insurance Agency
              |__Explorer RV Insurance Agency, Inc.                               100         Insurance Agency
              |__Hudson Indemnity, Ltd.                                           100         Property/Casualty Insurance
              |__National Interstate Capital Trust I                              100         Financing Entity
              |__National Interstate Insurance Agency, Inc.                       100         Insurance Agency
              |__National Interstate Insurance Company                            100         Property/Casualty Insurance
                    |__National Interstate Insurance Company of Hawaii, Inc       100         Property/Casualty Insurance
              |__Safety, Claims & Litigation Services, Inc.                       100         Claims Third Party Administrator
        |__PCC 38 Corp.                                                           100         Real Estate Holding Company
        |__Penn Central U.K. Limited                                              100         Insurance Holding Company
              |__Insurance (GB) Limited                                           100         Property/Casualty Insurance
        |__PLLS Canada Insurance Brokers Inc.                                      49         Insurance Agency
        |__Pointe Apartments, Inc.                                                100         Real Estate Holding Company
        |__Premier Dealer Services, Inc.                                          100         Third Party Administrator
        |__Transport Insurance Company                                            100         Property Casualty Insurance
              |__Instech Corporation                                              100         Claim and Claim Adjustment Services
        |__Worldwide Casualty Insurance Company                                   100         Property/Casualty Insurance
  |__One East Fourth, Inc.                                                        100         Real Estate Holding Company
  |__Pioneer Carpet Mills, Inc.                                                   100         Inactive
  |__Superior NWVN of Ohio, Inc.                                                  100         Holding Company
  |__TEJ Holdings, Inc.                                                           100         Real Estate Holding Company
  |__Three East Fourth, Inc.                                                      100         Real Estate Holding Company




(1)  Except Director's Qualifying Shares.
(2)  Total percentage owned by parent shown and by other affiliated company(s).

ITEM 27. NUMBER OF CONTRACT OWNERS


As of December 31, 2003, there were 21,412 Individual Contract Owners, of which 19,907 were qualified and 1,505 were non-qualified. As of December 31, 2003 there were 2,890 Participants (Certificate Owners) in 218 Group Contracts. As of December 31, 2003 there were 56 Optional Death Benefit Contracts.


ITEM 28. INDEMNIFICATION

     (a) The Code of Regulations of Annuity Investors Life Insurance Company(R) provides in Article V as follows:

          The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


     (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2004. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29. PRINCIPAL UNDERWRITER


     Great American Advisors(TM), Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R)Variable Account B.

     (a) Great American Advisors(R), Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.

     (b)  Directors and Officers of Great American Advisors(R), Inc.

NAME AND PRINCIPAL          POSITION WITH
BUSINESS ADDRESS            GREAT AMERICAN ADVISORS, INC.
-------------------------   --------------------------------------------------
James Lee Henderson (1)     President and Chief Compliance Officer
James T. McVey (1)          Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)   Vice President, Secretary and Director
Peter J. Nerone (1)         Vice President
Paul Ohlin (1)              Treasurer
Thomas E. Mischell (1)      Assistant Treasurer
Fred J. Runk (1)            Assistant Treasurer

     (1)  525 Vine Street, 7th Floor, Cincinnati, Ohio 45202

     (c) Required commission information is included in part B of this Registration Statement.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard L. Magoteaux, Treasurer of the Company, at the Administrative Office.


ITEM 31. MANAGEMENT SERVICES

     Not Applicable

Item 32. Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

     (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 26th day of February, 2004.


                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                                  (Registrant)

                           By: /s/ Charles R. Scheper
                               ----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                    Annuity Investors Life Insurance Company

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                   (Depositor)

                           By: /s/ Charles R. Scheper
                               ----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 13 to the registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/  Charles R. Scheper         Chief Executive        February 26, 2004
-------------------------       Officer and Director
Charles R. Scheper*

/s/  Richard L. Magoteaux       Chief Financial        February 26, 2004
---------------------------     Officer
Richard L. Magoteaux*

/s/  Stephen Craig Lindner      Director               February 26, 2004
---------------------------
Stephen Craig Lindner*

/s/  Mark Francis Muething      Director               February 26, 2004
---------------------------
Mark Francis Muething*

/s/  Christopher P. Miliano     Director               February 26, 2004
---------------------------
Christopher P. Miliano*

/s/  Michael J. Prager          Director               February 26, 2004
---------------------------
Michael J. Prager

/s/ John P. Gruber
------------------
* John P. Gruber as Attoreny-in-Fact                   February 26, 2004

                                  EXHIBIT INDEX


Exhibit No.      Description of Exhibit
----------       --------------------------------------------------
4(kkk)           Revised Form of Qualified Individual Flexible
                 Premium Deferred Variable Annuity Contract (filed
                 herewith).

4(lll)           Revised Form of Non-Qualified Individual Flexible
                 Premium Deferred Variable Annuity Contract (filed herewith).

(15)             Powers of Attorney